UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, NY 10208	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

March 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 29.2%
Automobiles & Components – 0.4%
Ford Motor Credit Co. LLC
$525,000	3.984%		06/15/16	$ 555,382

Banks – 8.4%
Abbey National Treasury Services PLC
175,000	2.875		04/25/14	177,375
ABN AMRO Bank N.V.(a)(b)
300,000	1.003		01/17/17	299,544
ANZ Capital Trust II(b)(c)
425,000	5.360		12/15/53	431,375
Bank of America Corp.
225,000	6.000		09/01/17	260,755
200,000	5.750		12/01/17	230,803
100,000	5.625		07/01/20	116,564
350,000	5.700		01/24/22	409,119
250,000	3.300		01/11/23	245,689
Barclays Bank PLC(c)
125,000	6.050		12/04/17	139,327
Capital One Bank NA
360,000	3.375		02/15/23	356,473
Capital One Financial Corp.
225,000	1.000		11/06/15	224,159
CBA Capital Trust II(a)(b)(c)
325,000	6.024		12/31/49	338,000
Citigroup, Inc.
600,000	5.000		09/15/14	633,727
150,000	3.375		03/01/23	150,947
Compass Bank
175,000	5.500		04/01/20	181,990
ING Bank N.V.(c)
450,000	2.000		09/25/15	457,200
Intesa Sanpaolo SpA
225,000	3.125		01/15/16	219,519
250,000	3.875		01/16/18	240,153
JPMorgan Chase & Co.
100,000	3.250		09/23/22	99,681
Merrill Lynch & Co., Inc.
325,000	6.400		08/28/17	380,561
Mizuho Corporate Bank Ltd.(c)
200,000	2.550		03/17/17	207,605
Morgan Stanley & Co.
75,000	4.750		03/22/17	82,681
325,000	6.250		08/28/17	377,785
550,000	5.950		12/28/17	636,892
125,000	5.500		07/24/20	143,527
Regions Bank
250,000	7.500		05/15/18	305,937
Regions Financial Corp.
325,000	5.750		06/15/15	351,000
Resona Bank Ltd.(a)(b)(c)
650,000	5.850		12/31/49	700,565
Royal Bank of Scotland Group PLC
250,000	2.550		09/18/15	257,145
Santander Holdings USA, Inc.
75,000	3.000	(b)	09/24/15	76,630
165,000	4.625		04/19/16	175,202
Standard Chartered PLC(c)
150,000	5.500		11/18/14	160,695
225,000	3.950		01/11/23	224,086
Swedbank AB(c)
500,000	1.750		03/12/18	498,030
The Bear Stearns Companies LLC
400,000	7.250		02/01/18	495,156

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Union Bank NA
$425,000	2.125%		06/16/17	$ 437,480
Wachovia Bank NA
300,000	6.600		01/15/38	394,479

				11,117,856

Chemicals – 0.6%
Eastman Chemical Co.
150,000	2.400		06/01/17	155,409
150,000	4.800	(b)	09/01/42	154,996
Ecolab, Inc.
450,000	4.350		12/08/21	496,516

				806,921

Diversified Manufacturing – 0.2%
Xylem, Inc.
250,000	3.550		09/20/16	265,898

Electric – 0.6%
PPL WEM Holdings PLC(b)(c)
220,000	5.375		05/01/21	252,461
Progress Energy, Inc.
350,000	7.000		10/30/31	452,485
Puget Sound Energy, Inc. Series A(a)(b)
75,000	6.974		06/01/67	80,344

				785,290

Energy – 3.8%
Anadarko Petroleum Corp.
125,000	6.375		09/15/17	149,329
BG Energy Capital PLC(a)(b)
325,000	6.500		11/30/72	351,325
BP Capital Markets PLC
225,000	3.200		03/11/16	239,419
500,000	4.500		10/01/20	571,330
Dolphin Energy Ltd.(c)
181,512	5.888		06/15/19	204,014
200,000	5.500		12/15/21	231,000
Gazprom OAO Via Gaz Capital SA(d)
350,000	9.250		04/23/19	454,125
Nexen, Inc.
150,000	5.875		03/10/35	181,114
180,000	6.400		05/15/37	231,829
Pemex Project Funding Master Trust
150,000	6.625		06/15/35	180,000
Petrobras International Finance Co.
40,000	5.750		01/20/20	44,076
190,000	5.375		01/27/21	205,652
PTTEP Canada International Finance Ltd.(c)
240,000	5.692		04/05/21	276,110
Ras Laffan Liquefied Natural Gas Co. Ltd. III(c)
250,000	5.500		09/30/14	265,653
Rosneft Oil Co. via Rosneft International Finance Ltd.(c)
200,000	4.199		03/06/22	199,974
TNK-BP Finance SA
140,000	7.875		03/13/18	168,700
Transocean, Inc.
100,000	4.950		11/15/15	108,339
550,000	6.500		11/15/20	635,562
125,000	6.375		12/15/21	145,521
Weatherford International Ltd.
175,000	9.625		03/01/19	228,792

				5,071,864

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Food & Beverage – 1.4%
ConAgra Foods, Inc.
$300,000	1.900%	01/25/18	$ 303,039
Heineken N.V.(c)
225,000	3.400	04/01/22	233,688
Kraft Foods Group, Inc.
275,000	6.125	08/23/18	334,476
Mondelez International, Inc.
200,000	6.500	02/09/40	259,824
Pernod-Ricard SA(c)
375,000	4.450	01/15/22	412,124
SABMiller Holdings, Inc.(c)
275,000	2.450	01/15/17	286,273

			1,829,424

Food & Staples Retailing – 0.5%
CVS Caremark Corp.(b)
500,000	2.750	12/01/22	491,241
Walgreen Co.
175,000	1.800	09/15/17	177,605

			668,846

Healthcare – 0.7%
Cigna Corp.
150,000	2.750	11/15/16	157,909
Coventry Health Care, Inc.
153,000	6.300	08/15/14	163,796
DENTSPLY International, Inc.
125,000	2.750	08/15/16	128,221
Express Scripts, Inc.
500,000	3.125	05/15/16	528,989

			978,915

Household & Personal Products – 0.3%
Avon Products, Inc.
325,000	4.600	03/15/20	336,748

Life Insurance – 1.9%
American International Group, Inc.
125,000	2.375	08/24/15	128,022
Genworth Financial, Inc.
75,000	8.625	12/15/16	90,750
75,000	7.200	02/15/21	87,750
150,000	7.625	09/24/21	180,750
Hartford Financial Services Group, Inc.
94,000	6.000	01/15/19	112,444
MetLife Capital Trust X(b)(c)
300,000	9.250	04/08/68	418,500
Metropolitan Life Global Funding I(c)
200,000	3.875	04/11/22	216,058
Nippon Life Insurance Co.(a)(b)(c)
475,000	5.000	10/18/42	485,248
Prudential Financial, Inc.(a)(b)
475,000	5.625	06/15/43	494,000
The Northwestern Mutual Life Insurance Co.(c)
200,000	6.063	03/30/40	251,130

			2,464,652

Media Cable – 0.3%
COX Communications, Inc.(c)
225,000	3.250	12/15/22	228,575
QVC, Inc.(c)
175,000	4.375	03/15/23	176,045

			404,620

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media Non Cable – 0.9%
NBCUniversal Media LLC
$175,000	2.875%		04/01/16	$ 184,694
375,000	2.875		01/15/23	371,702
News America, Inc.
275,000	6.150		02/15/41	328,724
WPP Finance UK
275,000	8.000		09/15/14	300,863

				1,185,983

Metals and Mining – 0.4%
Xstrata Finance Canada Ltd.(c)
500,000	2.450		10/25/17	506,807

Noncaptive-Financial – 0.8%
Blackstone Holdings Finance Co. LLC(c)
100,000	4.750		02/15/23	110,358
100,000	6.250		08/15/42	113,570
Carlyle Holdings Finance LLC(c)
125,000	3.875		02/01/23	128,036
General Electric Capital Corp.
300,000	5.875		01/14/38	349,694
International Lease Finance Corp.
375,000	5.750		05/15/16	405,000

				1,106,658

Pharmaceuticals – 0.7%
AbbVie, Inc.(c)
650,000	1.750		11/06/17	657,371
Mylan, Inc.(b)(c)
250,000	7.875		07/15/20	291,875

				949,246

Pipelines – 1.3%
Energy Transfer Partners LP
375,000	5.950		02/01/15	406,184
Enterprise Products Operating LLC Series A(a)(b)
425,000	8.375		08/01/66	488,750
Enterprise Products Operating LLC Series B(a)(b)
125,000	7.034		01/15/68	144,687
Tennessee Gas Pipeline Co. LLC
200,000	8.375		06/15/32	283,297
TransCanada Pipelines Ltd.(a)(b)
325,000	6.350		05/15/67	346,938

				1,669,856

Real Estate Development – 0.3%
MDC Holdings, Inc.
200,000	5.625		02/01/20	221,000
125,000	6.000	(b)	01/15/43	123,943

				344,943

Real Estate Investment Trusts – 3.0%
Camden Property Trust
325,000	5.700		05/15/17	371,524
DDR Corp.
225,000	7.875		09/01/20	286,588
Developers Diversified Realty Corp.
375,000	7.500		04/01/17	448,860
ERP Operating LP(b)
275,000	4.625		12/15/21	310,137
HCP, Inc.
275,000	6.000		01/30/17	316,416
125,000	2.625	(b)	02/01/20	126,127

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trusts – (continued)
Health Care REIT, Inc.
$375,000	2.250%		03/15/18	$ 377,965
Healthcare Realty Trust, Inc.
350,000	5.750		01/15/21	399,167
Healthcare Trust of America Holdings LP(b)(c)
200,000	3.700		04/15/23	199,491
Kilroy Realty LP
275,000	5.000		11/03/15	299,783
150,000	3.800	(b)	01/15/23	154,087
Simon Property Group LP
350,000	10.350		04/01/19	502,112
WEA Finance LLC(c)
125,000	7.500		06/02/14	134,306

				3,926,563

Retailers – 0.3%
LVMH Moet Hennessy Louis Vuitton SA(c)
250,000	1.625		06/29/17	252,873
Staples, Inc.(b)
100,000	2.750		01/12/18	101,237

				354,110

Technology – 0.5%
Hewlett-Packard Co.
250,000	3.000		09/15/16	257,830
150,000	2.600		09/15/17	151,236
50,000	4.300		06/01/21	50,584
NetApp, Inc.
250,000	2.000		12/15/17	249,397

				709,047

Tobacco – 0.5%
Imperial Tobacco Finance PLC(c)
400,000	2.050		02/11/18	402,512
200,000	3.500	(b)	02/11/23	201,768

				604,280

Transportation – 0.4%
Penske Truck Leasing Co. LP / PTL Finance Corp.(c)
250,000	3.125		05/11/15	259,134
225,000	2.500		03/15/16	230,827

				489,961

Wirelines Telecommunications – 1.0%
American Tower Corp.
150,000	4.700		03/15/22	163,000
125,000	3.500		01/31/23	123,757
AT&T, Inc.
425,000	2.950		05/15/16	446,969
475,000	2.625	(b)	12/01/22	459,774
Telefonica Emisiones SAU
100,000	5.462		02/16/21	107,000

				1,300,500

TOTAL CORPORATE OBLIGATIONS				$ 38,434,370

Mortgage-Backed Obligations – 36.6%
Adjustable Rate Non-Agency(a) – 1.7%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
$19,161	2.609%		04/25/34	$ 19,231

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency – (continued)
Countrywide Alternative Loan Trust Series 2005-38, Class A1
	$227,797	1.677%	09/25/35	$ 186,993
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
	16,166	2.920	11/21/34	15,107
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
	390,933	4.757	09/25/35	348,252
Indymac Index Mortgage Loan Trust Series 2006-AR4, Class A1A
	844,187	0.414	05/25/46	681,943
Lehman XS Trust Series 2005-7N, Class 1A1A
	323,973	0.474	12/25/35	278,530
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
	456,356	1.027	12/25/46	239,866
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
	18,827	2.576	09/25/34	19,322
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5, Class 3A1
	41,817	2.786	05/25/34	43,894
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA2, Class 1A
	512,427	0.877	03/25/47	380,092

				2,213,230

Collateralized Mortgage Obligations – 11.6%
Agency Multi-Family – 3.6%
FNMA
	384,528	2.800	03/01/18	408,525
	1,072,611	3.490	05/01/18	1,189,895
	320,000	3.584	05/01/18	356,088
	800,000	4.205	06/01/19	922,931
	100,000	1.520	12/25/19	101,727
	193,751	3.188	10/01/20	211,583
	193,939	3.390	12/01/20	214,143
	973,022	3.512	12/01/20	1,087,876
	100,000	2.349	05/25/22	100,309
GNMA
	167,298	3.950	07/15/25	181,993

				4,775,070

Covered Bond – 5.4%
Abbey National Treasury Services PLC(a)
GBP	200,000	2.110	02/16/15	310,216
Bank of Scotland PLC(a)(c)
	$400,000	5.250	02/21/17	457,888
DNB Boligkreditt AS(c)
	500,000	1.450	03/21/18	500,736
Northern Rock Asset Management PLC(a)(c)
	900,000	5.625	06/22/17	1,042,988
Sparebank 1 Boligkreditt AS(a)(c)
	2,200,000	2.625	05/27/16	2,313,385
	1,200,000	2.300	06/30/18	1,250,848
	700,000	1.750	11/15/19	694,061
Stadshypotek AB(a)(c)
	500,000	1.875	10/02/19	501,450

				7,071,572

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(a) – 2.4%
Aire Valley Mortgages PLC Series 2004-1X, Class 3A2
EUR	446,627	0.626%	09/20/66	$ 542,756
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(c)
	$93,646	0.500	09/20/66	87,869
Granite Master Issuer PLC Series 2003-3, Class 3A
GBP	56,020	0.891	01/20/44	84,482
Granite Master Issuer PLC Series 2005-2, Class A7
GBP	31,446	0.814	12/20/54	46,925
Granite Master Issuer PLC Series 2006-1X, Class A7
GBP	345,909	0.734	12/20/54	516,173
Granite Master Issuer PLC Series 2006-3, Class A4
	$1,383,635	0.283	12/20/54	1,359,454
Granite Master Issuer PLC Series 2006-3, Class A5
EUR	31,446	0.339	12/20/54	39,699
Granite Master Issuer PLC Series 2007-1, Class 2A1
	$314,463	0.343	12/20/54	308,967
Granite Master Issuer PLC Series 2007-1, Class 3A2
EUR	94,339	0.319	12/20/54	119,211

				3,105,536

Sequential Fixed Rate – 0.2%
National Credit Union Administration Guaranteed Notes Series A4
	300,000	3.000	06/12/19	324,552

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 15,276,730

Commercial Mortgage-Backed Securities – 1.9%
Sequential Fixed Rate – 1.9%
Commercial Mortgage Pass-Through Certificates Series 2012-LC4, Class AM
	$150,000	4.063%	12/12/44	$ 164,242
Commercial Mortgage Pass-Through Certificates Series 2012-LC4, Class B(a)
	125,000	4.934	12/12/44	141,005
Commercial Mortgage Pass-Through Certificates Series 2012-LC4, Class C(a)
	100,000	5.649	12/12/44	115,379
GS Mortgage Securities Corp. II Series 2007-GG10, Class A4(a)
	300,000	5.787	08/10/45	343,309
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2012-C8, Class A3
	400,000	2.829	10/15/45	402,221
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9, Class A5
	500,000	2.840	12/15/47	500,721
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A4
	800,000	2.858	11/15/45	809,629

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 2,476,506

Federal Agencies – 21.4%
Adjustable Rate FHLMC(a) – 1.2%
	$1,465,584	2.413%	09/01/35	$ 1,567,742

Adjustable Rate FNMA(a) – 1.5%
	461,717	2.342	05/01/33	486,897
	639,511	2.333	05/01/35	674,566
	732,116	2.609	09/01/35	786,912

				1,948,375

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – 1.9%
$14,295	7.500%	06/01/15	$ 14,949
22,650	7.000	07/01/16	23,417
269,685	5.500	02/01/18	291,221
23,741	5.500	04/01/18	25,637
9,576	4.500	09/01/18	10,217
41,170	5.500	09/01/18	44,458
2,271	9.500	08/01/19	2,381
46	9.500	08/01/20	47
97,630	6.500	10/01/20	105,284
19,818	4.500	07/01/24	21,423
119,557	4.500	11/01/24	129,467
22,258	4.500	12/01/24	24,103
32,306	6.000	03/01/29	35,914
181	6.000	04/01/29	202
27,161	7.500	12/01/29	33,016
243,247	7.000	05/01/32	277,671
650	6.000	08/01/32	719
142,667	7.000	12/01/32	162,856
13,797	5.000	10/01/33	14,864
17,775	5.000	07/01/35	19,129
240,626	5.000	08/01/35	258,291
21,331	5.000	12/01/35	23,076
209,052	5.500	01/01/37	226,053
14,313	5.000	03/01/38	15,358
475,210	5.500	06/01/38	513,911
3,971	5.000	12/01/38	4,259
7,593	5.000	02/01/39	8,144
195,134	5.500	03/01/39	211,026
18,414	5.000	06/01/41	20,257

			2,517,350

FNMA – 16.3%
25,489	7.500	08/01/15	25,794
19,519	6.000	04/01/16	20,878
34,908	6.500	05/01/16	37,225
49,099	6.500	09/01/16	52,358
62,563	6.500	11/01/16	68,970
14,704	7.500	04/01/17	15,592
270,922	5.500	02/01/18	291,886
251,800	5.000	05/01/18	271,334
23,156	6.500	08/01/18	25,749
127,379	7.000	08/01/18	139,992
397,370	4.083	06/01/21	458,120
3,011	5.000	06/01/23	3,241
95,209	5.000	08/01/23	102,996
303,214	5.500	09/01/23	327,216
70,504	5.500	10/01/23	76,023
18,601	4.500	07/01/24	20,323
259,117	4.500	11/01/24	283,150
104,946	4.500	12/01/24	114,662
80	7.000	07/01/25	94
4,101	7.000	11/01/25	4,826
28,510	9.000	11/01/25	33,367
107,354	7.000	08/01/26	123,487
777	7.000	08/01/27	903
9,315	7.000	09/01/27	10,827
30,019	6.000	12/01/27	33,131
310	7.000	01/01/28	361
183,999	6.000	02/01/29	203,681
169,620	6.000	06/01/29	187,989
47,833	8.000	10/01/29	58,517
13,754	7.000	12/01/29	15,983

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$77,624	5.000%	01/01/30		$ 84,599
1,472	8.500	04/01/30		1,764
7,290	8.000	05/01/30		8,299
372	8.500	06/01/30		432
15,562	7.000	05/01/32		18,070
122,875	7.000	06/01/32		142,440
173,595	7.000	08/01/32		201,235
36,780	8.000	08/01/32		45,655
29,117	5.000	04/01/33		31,766
8,340	5.000	08/01/33		9,097
665,475	5.000	09/01/33		726,029
2,014	5.500	09/01/33		2,220
1,632,557	5.000	12/01/33		1,781,109
2,781	5.500	02/01/34		3,064
461	5.500	04/01/34		508
43,463	5.000	12/01/34		47,123
20,964	5.500	12/01/34		23,072
65,909	5.000	04/01/35		71,723
143,619	6.000	04/01/35		159,119
3,918	5.500	09/01/35		4,301
286	5.500	02/01/37		312
404	5.500	04/01/37		441
522	5.500	05/01/37		570
642	5.500	03/01/38		700
1,352,699	5.000	04/01/38		1,461,083
210,012	6.000	05/01/38		230,521
656	5.500	06/01/38		715
852	5.500	07/01/38		929
631	5.500	08/01/38		688
459	5.500	09/01/38		501
11,934	5.500	10/01/38		13,026
298	5.500	12/01/38		325
253,943	5.000	01/01/39		277,056
50,703	4.500	08/01/39		55,808
538,380	4.000	09/01/40		573,422
982,409	4.000	11/01/40		1,046,352
658,526	4.500	03/01/41		710,248
1,327,220	4.500	05/01/41		1,431,463
809,752	4.500	09/01/41		873,352
1,000,000	3.000	TBA-15yr	(e)	1,051,797
1,000,000	3.000	TBA-30yr	(e)	1,031,172
5,000,000	3.500	TBA-30yr	(e)	5,278,856
1,000,000	4.000	TBA-30yr	(e)	1,064,804

				21,474,441

GNMA – 0.5%
5,918	7.000	10/15/25		6,970
14,486	7.000	11/15/25		17,061
2,517	7.000	02/15/26		2,979
8,304	7.000	04/15/26		9,829
3,989	7.000	03/15/27		4,742
85,008	7.000	11/15/27		101,061
4,862	7.000	01/15/28		5,770
34,202	7.000	02/15/28		40,590
8,628	7.000	03/15/28		10,240
3,858	7.000	04/15/28		4,579
531	7.000	05/15/28		630
8,516	7.000	06/15/28		10,107
18,564	7.000	07/15/28		22,031
14,130	7.000	08/15/28		16,769
16,339	7.000	09/15/28		19,390
4,107	7.000	11/15/28		4,874

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations— (continued)
GNMA – (continued)
	$4,569	7.500%	11/15/30	$ 4,641
	602	7.000	12/15/31	713
	413,467	6.000	08/20/34	470,194

				753,170

TOTAL FEDERAL AGENCIES				$ 28,261,078

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 48,227,544

Agency Debentures – 7.0%
FHLMC
EUR	300,000	4.375%	01/15/14	$ 395,784
	$1,600,000	0.875	03/07/18	1,597,487
	700,000	2.375	01/13/22	728,494
FNMA
	1,600,000	0.625	10/30/14	1,609,228
	1,100,000	0.875	08/28/17	1,104,808
	1,400,000	0.875	10/26/17	1,403,442
	600,000	0.875	02/08/18	599,344
	400,000	6.250	05/15/29	568,056
Tennessee Valley Authority
	900,000	5.375	04/01/56	1,167,138

TOTAL AGENCY DEBENTURES				$ 9,173,781

Asset-Backed Securities – 1.6%
Home Equity – 0.2%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	$111,159	7.000%	09/25/37	$ 104,055
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	159,053	7.000	09/25/37	149,335

				253,390

Student Loans(a) – 1.4%
Access Group, Inc. Series 2005-2, Class A3 (b)
	558,936	0.469	11/22/24	552,485
College Loan Corp. Trust Series 2004-1, Class A4
	300,000	0.491	04/25/24	292,157
College Loan Corp. Trust Series 2006-1, Class A3
	1,000,000	0.391	10/25/25	976,527
GCO Education Loan Funding Trust Series 2006-1, Class A11L
	100,000	0.518	05/25/36	91,801

				1,912,970

TOTAL ASSET-BACKED SECURITIES				$ 2,166,360

Foreign Debt Obligations – 4.0%
Sovereign – 3.9%
Chile Government International Bond
	$150,000	3.625%	10/30/42	$ 138,375
Colombia Government International Bond
	209,000	4.375	07/12/21	234,080
Indonesia Government International Bond
	230,000	8.500	10/12/35	340,975
Mexican Government
MXN	29,166,090	0.000 (f)	06/27/13	2,339,389
Mexico Government International Bond
	$250,000	4.750	03/08/44	259,375

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Slovenia Government International Bond(c)
	$210,000	5.500%	10/26/22	$ 198,450
United Kingdom Gilt
GBP	1,000,000	2.750	01/22/15	1,588,934

				5,099,578

Supranational – 0.1%
Inter-American Development Bank
	$200,000	1.000	02/27/18	198,444

TOTAL FOREIGN DEBT OBLIGATIONS				$ 5,298,022

Municipal Debt Obligations – 1.1%
California – 0.3%
California State Various Purpose GO Bonds Series 2010
	$140,000	7.950%	03/01/36	$ 175,167
	105,000	7.625	03/01/40	151,851

				327,018

Illinois – 0.2%
Illinois State GO Bonds for Build America Bonds Series 2010-5
	250,000	7.350	07/01/35	299,793

New York – 0.4%
Rensselaer Polytechnic Institute Taxable Bonds Series 2010
	475,000	5.600	09/01/20	551,371

Ohio – 0.2%
American Municipal Power, Inc. RB Build America Bond Series 2010 E RMKT
	250,000	6.270	02/15/50	298,637

TOTAL MUNICIPAL DEBT OBLIGATIONS				$ 1,476,819

Government Guarantee Obligations – 3.3%
Achmea Hypotheekbank N.V.(c)(g)
	$105,000	3.200%	11/03/14	$ 109,389
BRFkredit A/S(c)(g)
	1,700,000	2.050	04/15/13	1,701,037
Israel Government AID Bond(h)
	400,000	5.500	09/18/23	516,032
	100,000	5.500	12/04/23	129,173
	100,000	5.500	04/26/24	130,007
Kommunalbanken AS(c)(g)
	300,000	1.000	09/26/17	301,129
Landwirtschaftliche Rentenbank(g)
	1,400,000	4.125	07/15/13	1,415,442

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$ 4,302,209

U.S. Treasury Obligations – 11.5%
United States Treasury Bonds
	$300,000	3.125%	02/15/42	$ 301,464
	300,000	3.000	05/15/42	293,661
	400,000	2.750	11/15/42	370,620
	400,000	3.125	02/15/43	400,640
United States Treasury Inflation-Protected Securities
	399,060	0.125	01/15/23	430,733

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes
$3,400,000	0.125	%(i)	12/31/14	$ 3,394,254
1,300,000	0.750		03/31/18	1,298,323
5,000,000	1.625		11/15/22	4,911,600
2,400,000	2.000		02/15/23	2,430,288
United States Treasury Principal-Only STRIPS
1,900,000	0.000	(f)	11/15/27	1,286,699

TOTAL U.S. TREASURY OBLIGATIONS				$ 15,118,282

TOTAL INVESTMENTS – 94.3%				$ 124,197,387

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.7%				7,571,660

NET ASSETS – 100.0%				$ 131,769,047

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.

(b)	Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $19,941,894, which represents approximately 15.1% of net assets as of March 31, 2013.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at March 31, 2013.

(e)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $8,426,629 which represents approximately 6.4% of net assets as of March 31, 2013.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Guaranteed by a foreign government.

(h)	Guaranteed by the United States Government. Total Market value of these securities amounts to $775,212, which represents 0.6% of net assets as of March 31, 2013.

(i)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Investment Abbreviations:
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
RB	—	Revenue Bond
RMKT	—	Remarketed
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities
UK	—	United Kingdom
Currency Abbreviations:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
USD	—	United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America NA	EUR/USD	06/19/13	$220,604	$664
Barclays Bank PLC	JPY/USD	06/19/13	110,909	909
Citibank NA	AUD/USD	06/19/13	220,455	1,530
	GBP/USD	06/19/13	221,749	1,658
	JPY/USD	06/19/13	331,509	1,509
	NOK/EUR	06/19/13	110,252	1,232
	USD/EUR	04/15/13	1,110,509	16,553
	USD/EUR	06/19/13	219,321	1,392
Credit Suisse International	CHF/EUR	06/19/13	438,067	1,989
Deutsche Bank AG (London)	NZD/USD	06/19/13	222,225	3,235
	USD/CHF	06/19/13	2,095,839	6,653
	USD/EUR	06/19/13	219,321	1,659
HSBC Bank PLC	NOK/EUR	06/19/13	408,810	2,232
	USD/EUR	06/19/13	109,019	1,056
JPMorgan Chase Bank NA	SEK/EUR	06/19/13	218,710	1,954
	USD/EUR	06/19/13	220,604	101
Morgan Stanley Co., Inc.	EUR/SEK	06/19/13	220,604	1,340
	JPY/USD	06/19/13	993,393	3,393
BNP-PARIBAS SA	EUR/USD	06/19/13	110,302	182
	USD/EUR	06/19/13	219,321	625
Royal Bank of Canada	CAD/USD	06/19/13	1,104,289	4,289
	USD/EUR	06/19/13	218,039	1,842
Royal Bank of Scotland	GBP/USD	06/19/13	221,749	1,633
State Street Bank	USD/EUR	06/19/13	763,136	7,269
UBS AG (London)	USD/EUR	06/19/13	109,019	1,288
	USD/SEK	06/19/13	292,512	6,989
Westpac Banking Corp.	AUD/USD	06/19/13	219,420	1,041
	NZD/AUD	06/19/13	437,057	1,321
	NZD/USD	06/19/13	328,760	951

TOTAL				$76,489

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America NA	USD/GBP	06/19/13	$110,874	$(1,093)
Barclays Bank PLC	EUR/USD	06/19/13	165,453	(951)
	USD/JPY	06/19/13	112,639	(2,639)
Citibank NA	EUR/GBP	06/19/13	495,816	(11,633)
	EUR/USD	06/19/13	434,795	(5,290)
	USD/EUR	06/19/13	220,604	(200)
Credit Suisse International	CHF/USD	06/19/13	219,462	(537)
	EUR/USD	06/19/13	216,756	(3,773)
	USD/CAD	06/19/13	230,548	(2,452)
Deutsche Bank AG (London)	EUR/USD	06/19/13	218,039	(4,151)
JPMorgan Chase Bank NA	EUR/USD	06/19/13	216,756	(4,237)
	JPY/EUR	06/19/13	219,180	(1,424)
	USD/GBP	06/19/13	224,787	(3,849)
	USD/NZD	06/19/13	633,743	(9,368)
	USD/MXN	06/27/13	2,291,634	(126,870)
Royal Bank of Canada	USD/GBP	05/10/13	2,749,991	(2,298)
	USD/CAD	06/19/13	333,258	(2,258)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Royal Bank of Scotland	CHF/USD	06/19/13	$364,718	$(282)
	EUR/USD	06/19/13	55,151	(216)
	GBP/USD	06/19/13	438,942	(346)
	SEK/EUR	06/19/13	108,967	(53)
	USD/JPY	06/19/13	690,877	(13,741)
State Street Bank	EUR/NOK	06/19/13	543,925	(2,620)
	EUR/USD	06/19/13	869,956	(17,099)
	NOK/EUR	06/19/13	438,781	(1,144)
	USD/JPY	06/19/13	222,639	(2,639)
UBS AG (London)	AUD/CHF	06/19/13	220,455	(24)
	CHF/USD	06/19/13	327,866	(2,133)
	EUR/CHF	06/19/13	437,360	(2,010)
	USD/CHF	06/19/13	220,473	(473)
	USD/GBP	06/19/13	110,875	(411)
	USD/JPY	06/19/13	110,753	(753)
Westpac Banking Corp.	USD/AUD	06/19/13	612,116	(4,698)

TOTAL				$(231,665)

FORWARD SALES CONTRACTS — At March 31, 2013, the Fund had the following forward sales contracts:
Description	Interest Rate	Maturity Date(e)	Settlement Date	Principal Amount	Value

FNMA (Proceeds Receivable: $3,246,016)	5.000%	TBA-30yr	04/11/13	(3,000,000)	$(3,250,313)

FUTURES CONTRACTS — At March 31, 2013, the Fund had the following futures contracts:
Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
U.S. Long Bond	(116)	June 2013	$(16,758,375)	$(85,618)
U.S. Ultra Long Treasury Bonds	38	June 2013	5,988,563	23,690
2 Year U.S. Treasury Notes	31	June 2013	6,834,047	1,230
5 Year U.S. Treasury Notes	352	June 2013	43,667,250	68,771
10 Year U.S. Treasury Notes	(135)	June 2013	(17,817,891)	(89,268)

TOTAL				$(81,195)

TAX INFORMATION — At March 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$120,355,465

Gross unrealized gain	4,684,297
Gross unrealized loss	(842,375)

Net unrealized security gain	$3,841,922

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Automobiles & Components – 0.8%
1,500	BorgWarner, Inc.*	$ 116,010
3,800	Delphi Automotive PLC	168,720
50,052	Ford Motor Co.	658,184
2,896	Harley-Davidson, Inc.	154,357
8,727	Johnson Controls, Inc.	306,056
3,164	The Goodyear Tire & Rubber Co.*	39,898

		1,443,225

Banks – 2.8%
8,954	BB&T Corp.	281,066
2,436	Comerica, Inc.	87,574
10,963	Fifth Third Bancorp	178,806
2,926	First Horizon National Corp.	31,250
5,842	Hudson City Bancorp, Inc.	50,475
10,683	Huntington Bancshares, Inc.	78,947
11,713	KeyCorp	116,661
1,556	M&T Bank Corp.	160,517
4,272	People’s United Financial, Inc.	57,416
6,750	PNC Financial Services Group, Inc.	448,875
17,798	Regions Financial Corp.	145,766
6,954	SunTrust Banks, Inc.	200,345
23,602	U.S. Bancorp	800,816
62,247	Wells Fargo & Co.	2,302,516
2,430	Zions Bancorporation	60,726

		5,001,756

Capital Goods – 7.6%
8,078	3M Co.	858,772
8,294	Caterpillar, Inc.	721,329
2,246	Cummins, Inc.	260,109
7,396	Danaher Corp.	459,661
4,977	Deere & Co.	427,922
2,184	Dover Corp.	159,170
5,836	Eaton Corp. PLC	357,455
9,130	Emerson Electric Co.	510,093
3,423	Fastenal Co.	175,771
635	Flowserve Corp.	106,496
2,086	Fluor Corp.	138,364
4,248	General Dynamics Corp.	299,526
132,031	General Electric Co.	3,052,557
9,936	Honeywell International, Inc.	748,678
5,236	Illinois Tool Works, Inc.	319,082
3,583	Ingersoll-Rand PLC	197,101
1,637	Jacobs Engineering Group, Inc.*	92,065
1,400	Joy Global, Inc.	83,328
1,110	L-3 Communications Holdings, Inc.	89,821
3,419	Lockheed Martin Corp.	330,002
4,447	Masco Corp.	90,052
2,975	Northrop Grumman Corp.	208,696
4,478	PACCAR, Inc.	226,408
1,452	Pall Corp.	99,273
1,895	Parker Hannifin Corp.	173,544
2,666	Pentair Ltd.	140,632
1,839	Precision Castparts Corp.	348,711
2,712	Quanta Services, Inc.*	77,509
4,188	Raytheon Co.	246,213
1,783	Rockwell Automation, Inc.	153,962
1,795	Rockwell Collins, Inc.	113,300
1,224	Roper Industries, Inc.	155,827

Shares	Description	Value
Common Stocks – (continued)
Capital Goods – (continued)
722	Snap-on, Inc.	$ 59,709
2,015	Stanley Black & Decker, Inc.	163,155
3,365	Textron, Inc.	100,311
8,608	The Boeing Co.	738,997
10,705	United Technologies Corp.	1,000,168
760	W.W. Grainger, Inc.	170,985
2,378	Xylem, Inc.	65,538

		13,720,292

Commercial & Professional Services – 0.7%
1,302	Avery Dennison Corp.	56,077
1,400	Cintas Corp.	61,782
1,550	Equifax, Inc.	89,265
2,198	Iron Mountain, Inc.	79,809
2,600	Pitney Bowes, Inc.	38,636
3,828	Republic Services, Inc.	126,324
1,757	Robert Half International, Inc.	65,940
1,067	Stericycle, Inc.*	113,294
2,922	The ADT Corp.	143,003
578	The Dun & Bradstreet Corp.	48,350
5,989	Tyco International Ltd.	191,648
5,573	Waste Management, Inc.	218,517

		1,232,645

Consumer Durables & Apparel – 1.2%
3,516	Coach, Inc.	175,765
3,600	D.R. Horton, Inc.	87,480
700	Fossil, Inc.*	67,620
1,400	Garmin Ltd.	46,256
823	Harman International Industries, Inc.	36,730
1,521	Hasbro, Inc.	66,833
1,800	Leggett & Platt, Inc.	60,804
2,101	Lennar Corp. Class A	87,149
4,392	Mattel, Inc.	192,326
3,733	Newell Rubbermaid, Inc.	97,431
9,171	NIKE, Inc. Class B	541,181
4,351	PulteGroup, Inc.*	88,064
1,000	PVH Corp.	106,810
769	Ralph Lauren Corp.	130,199
1,142	VF Corp.	191,571
989	Whirlpool Corp.	117,157

		2,093,376

Consumer Services – 1.8%
1,200	Apollo Group, Inc. Class A*	20,868
5,706	Carnival Corp.	195,716
395	Chipotle Mexican Grill, Inc.*	128,719
1,566	Darden Restaurants, Inc.	80,931
3,300	H&R Block, Inc.	97,086
3,412	International Game Technology	56,298
3,067	Marriott International, Inc. Class A	129,519
12,717	McDonald’s Corp.	1,267,758
9,459	Starbucks Corp.	538,785
2,490	Starwood Hotels & Resorts Worldwide, Inc.	158,688
1,694	Wyndham Worldwide Corp.	109,229
1,032	Wynn Resorts Ltd.	129,165
5,690	Yum! Brands, Inc.	409,338

		3,322,100

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Diversified Financials – 6.7%
12,173	American Express Co.	$ 821,191
2,613	Ameriprise Financial, Inc.	192,447
137,298	Bank of America Corp.	1,672,290
1,586	BlackRock, Inc.	407,412
7,458	Capital One Financial Corp.	409,817
38,559	Citigroup, Inc.	1,705,850
3,926	CME Group, Inc.	241,017
6,237	Discover Financial Services	279,667
3,050	E*TRADE Financial Corp.*	32,666
1,754	Franklin Resources, Inc.	264,521
932	IntercontinentalExchange, Inc.*	151,981
5,581	Invesco Ltd.	161,626
48,586	JPMorgan Chase & Co.	2,305,892
1,500	Legg Mason, Inc.	48,225
3,700	Leucadia National Corp.	101,491
2,530	Moody’s Corp.	134,900
17,328	Morgan Stanley	380,869
2,770	Northern Trust Corp.	151,131
3,171	NYSE Euronext	122,527
5,798	SLM Corp.	118,743
5,762	State Street Corp.	340,477
3,272	T. Rowe Price Group, Inc.	244,975
14,784	The Bank of New York Mellon Corp.	413,804
13,812	The Charles Schwab Corp.	244,334
5,543	The Goldman Sachs Group, Inc.(a)	815,652
3,510	The McGraw-Hill Companies, Inc.	182,801
1,531	The NASDAQ OMX Group, Inc.	49,451

		11,995,757

Energy – 10.8%
6,330	Anadarko Petroleum Corp.	553,558
4,946	Apache Corp.	381,633
5,560	Baker Hughes, Inc.	258,040
2,686	Cabot Oil & Gas Corp.	181,600
3,185	Cameron International Corp.*	207,662
6,492	Chesapeake Energy Corp.	132,502
24,666	Chevron Corp.	2,930,814
15,407	ConocoPhillips	925,961
2,900	CONSOL Energy, Inc.	97,585
4,867	Denbury Resources, Inc.*	90,770
4,810	Devon Energy Corp.	271,380
909	Diamond Offshore Drilling, Inc.	63,230
3,000	Ensco PLC Class A	180,000
3,458	EOG Resources, Inc.	442,866
1,917	EQT Corp.	129,877
56,909	Exxon Mobil Corp.	5,128,070
3,043	FMC Technologies, Inc.*	165,509
11,877	Halliburton Co.	479,950
1,356	Helmerich & Payne, Inc.	82,309
3,776	Hess Corp.	270,399
8,081	Kinder Morgan, Inc.	312,573
9,041	Marathon Oil Corp.	304,863
4,182	Marathon Petroleum Corp.	374,707
2,328	Murphy Oil Corp.	148,363
3,602	Nabors Industries Ltd.	58,424
5,482	National Oilwell Varco, Inc.	387,851
1,660	Newfield Exploration Co.*	37,217
3,300	Noble Corp.	125,895

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
2,251	Noble Energy, Inc.	$ 260,351
10,281	Occidental Petroleum Corp.	805,722
3,406	Peabody Energy Corp.	72,037
7,859	Phillips 66	549,894
1,600	Pioneer Natural Resources Co.	198,800
2,242	QEP Resources, Inc.	71,385
2,085	Range Resources Corp.	168,968
1,600	Rowan Companies PLC Class A*	56,576
16,936	Schlumberger Ltd.	1,268,337
4,472	Southwestern Energy Co.*	166,627
8,462	Spectra Energy Corp.	260,207
1,761	Tesoro Corp.	103,107
8,611	The Williams Companies, Inc.	322,568
7,099	Valero Energy Corp.	322,934
2,604	WPX Energy, Inc.*	41,716

		19,392,837

Food & Staples Retailing – 2.4%
5,502	Costco Wholesale Corp.	583,817
15,598	CVS Caremark Corp.	857,734
3,176	Safeway, Inc.	83,687
7,523	Sysco Corp.	264,584
6,624	The Kroger Co.	219,519
10,995	Walgreen Co.	524,242
21,255	Wal-Mart Stores, Inc.	1,590,512
2,208	Whole Foods Market, Inc.	191,544

		4,315,639

Food, Beverage & Tobacco – 6.1%
25,464	Altria Group, Inc.	875,707
8,429	Archer-Daniels-Midland Co.	284,310
2,036	Beam, Inc.	129,367
1,919	Brown-Forman Corp. Class B	137,017
2,300	Campbell Soup Co.	104,328
3,443	Coca-Cola Enterprises, Inc.	127,116
5,157	ConAgra Foods, Inc.	184,672
1,800	Constellation Brands, Inc. Class A*	85,752
2,248	Dean Foods Co.*	40,756
2,600	Dr. Pepper Snapple Group, Inc.	122,070
8,254	General Mills, Inc.	407,005
4,090	H.J. Heinz Co.	295,584
1,716	Hormel Foods Corp.	70,905
3,165	Kellogg Co.	203,921
7,489	Kraft Foods Group, Inc.	385,908
4,926	Lorillard, Inc.	198,764
1,709	McCormick & Co., Inc.	125,697
2,591	Mead Johnson Nutrition Co.	200,673
1,923	Molson Coors Brewing Co. Class B	94,092
22,528	Mondelez International, Inc. Class A	689,582
1,863	Monster Beverage Corp.*	88,940
19,656	PepsiCo, Inc.	1,554,986
20,912	Philip Morris International, Inc.	1,938,752
4,149	Reynolds American, Inc.	184,589
48,642	The Coca-Cola Co.	1,967,083
1,903	The Hershey Co.	166,570
1,365	The J.M. Smucker Co.	135,353

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
3,695	Tyson Foods, Inc. Class A	$ 91,710

		10,891,209

Health Care Equipment & Services – 4.1%
19,882	Abbott Laboratories	702,232
4,116	Aetna, Inc.	210,410
2,872	AmerisourceBergen Corp.	147,764
6,985	Baxter International, Inc.	507,390
2,436	Becton, Dickinson and Co.	232,906
17,388	Boston Scientific Corp.*	135,800
994	C. R. Bard, Inc.	100,175
4,306	Cardinal Health, Inc.	179,216
2,842	CareFusion Corp.*	99,442
1,870	Cerner Corp.*	177,183
3,650	Cigna Corp.	227,651
1,711	Coventry Health Care, Inc.	80,468
6,059	Covidien PLC	411,043
1,073	DaVita HealthCare Partners, Inc.*	127,247
1,805	DENTSPLY International, Inc.	76,568
1,494	Edwards Lifesciences Corp.*	122,747
10,449	Express Scripts Holding Co.*	602,385
2,007	Humana, Inc.	138,704
510	Intuitive Surgical, Inc.*	250,507
1,235	Laboratory Corp. of America Holdings*	111,397
2,935	McKesson Corp.	316,863
12,944	Medtronic, Inc.	607,850
1,081	Patterson Companies, Inc.	41,121
2,034	Quest Diagnostics, Inc.	114,819
3,553	St. Jude Medical, Inc.	143,683
3,693	Stryker Corp.	240,931
1,296	Tenet Healthcare Corp.*	61,664
13,009	UnitedHealth Group, Inc.	744,245
1,430	Varian Medical Systems, Inc.*	102,960
3,858	WellPoint, Inc.	255,515
2,217	Zimmer Holdings, Inc.	166,763

		7,437,649

Household & Personal Products – 2.4%
5,486	Avon Products, Inc.	113,725
5,564	Colgate-Palmolive Co.	656,719
4,974	Kimberly-Clark Corp.	487,352
1,700	The Clorox Co.	150,501
3,061	The Estee Lauder Companies, Inc. Class A	195,996
34,770	The Procter & Gamble Co.	2,679,376

		4,283,669

Insurance – 4.1%
4,296	ACE Ltd.	382,215
6,023	Aflac, Inc.	313,316
18,724	American International Group, Inc.*	726,866
3,915	Aon PLC	240,772
1,000	Assurant, Inc.	45,010
23,193	Berkshire Hathaway, Inc. Class B*	2,416,711
1,900	Cincinnati Financial Corp.	89,661
6,090	Genworth Financial, Inc. Class A*	60,900

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
5,584	Hartford Financial Services Group, Inc.	$ 144,067
3,595	Lincoln National Corp.	117,233
3,914	Loews Corp.	172,490
6,967	Marsh & McLennan Companies, Inc.	264,537
13,875	MetLife, Inc.	527,527
3,532	Principal Financial Group, Inc.	120,194
5,939	Prudential Financial, Inc.	350,342
6,013	The Allstate Corp.	295,058
3,344	The Chubb Corp.	292,700
7,122	The Progressive Corp.	179,973
4,772	The Travelers Companies, Inc.	401,755
1,182	Torchmark Corp.	70,684
3,435	Unum Group	97,039
3,847	XL Group PLC	116,564

		7,425,614

Materials – 3.4%
2,608	Air Products & Chemicals, Inc.	227,209
900	Airgas, Inc.	89,244
13,800	Alcoa, Inc.	117,576
1,373	Allegheny Technologies, Inc.	43,538
1,895	Ball Corp.	90,164
1,300	Bemis Co., Inc.	52,468
803	CF Industries Holdings, Inc.	152,867
1,863	Cliffs Natural Resources, Inc.	35,416
11,816	E.I. du Pont de Nemours & Co.	580,875
1,953	Eastman Chemical Co.	136,456
3,384	Ecolab, Inc.	271,329
1,769	FMC Corp.	100,886
12,111	Freeport-McMoRan Copper & Gold, Inc.	400,874
1,007	International Flavors & Fragrances, Inc.	77,207
5,625	International Paper Co.	262,013
4,859	LyondellBasell Industries NV Class A	307,526
2,198	MeadWestvaco Corp.	79,787
6,779	Monsanto Co.	716,066
6,340	Newmont Mining Corp.	265,583
4,059	Nucor Corp.	187,323
2,162	Owens-Illinois, Inc.*	57,617
1,828	PPG Industries, Inc.	244,842
3,775	Praxair, Inc.	421,064
2,370	Sealed Air Corp.	57,141
1,511	Sigma-Aldrich Corp.	117,374
15,348	The Dow Chemical Co.	488,680
3,571	The Mosaic Co.	212,867
1,087	The Sherwin-Williams Co.	183,583
1,968	United States Steel Corp.	38,376
1,657	Vulcan Materials Co.	85,667

		6,101,618

Media – 3.5%
2,740	Cablevision Systems Corp. Class A	40,990
7,379	CBS Corp. Class B	344,525
33,478	Comcast Corp. Class A	1,406,411
7,272	DIRECTV*	411,668
3,063	Discovery Communications, Inc. Class A*	241,181

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
2,891	Gannett Co., Inc.	$ 63,226
25,325	News Corp. Class A	772,919
3,381	Omnicom Group, Inc.	199,141
1,118	Scripps Networks Interactive, Inc. Class A	71,932
5,057	The Interpublic Group of Companies, Inc.	65,893
23,007	The Walt Disney Co.	1,306,798
63	The Washington Post Co. Class B	28,161
3,727	Time Warner Cable, Inc.	358,016
11,833	Time Warner, Inc.	681,817
5,744	Viacom, Inc. Class B	353,658

		6,346,336

Pharmaceuticals, Biotechnology & Life Sciences – 8.3%
20,136	AbbVie, Inc.	821,146
1,621	Actavis, Inc.*	149,310
4,496	Agilent Technologies, Inc.	188,697
2,455	Alexion Pharmaceuticals, Inc.*	226,204
3,908	Allergan, Inc.	436,250
9,483	Amgen, Inc.	972,102
3,009	Biogen Idec, Inc.*	580,466
20,742	Bristol-Myers Squibb Co.	854,363
5,298	Celgene Corp.*	614,091
12,639	Eli Lilly & Co.	717,769
2,922	Forest Laboratories, Inc.*	111,153
19,231	Gilead Sciences, Inc.*	940,973
2,160	Hospira, Inc.*	70,913
35,490	Johnson & Johnson	2,893,500
2,186	Life Technologies Corp.*	141,281
38,349	Merck & Co., Inc.	1,696,176
4,940	Mylan, Inc.*	142,963
1,500	PerkinElmer, Inc.	50,460
1,119	Perrigo Co.	132,859
91,267	Pfizer, Inc.	2,633,966
4,570	Thermo Fisher Scientific, Inc.	349,559
1,126	Waters Corp.*	105,743

		14,829,944

Real Estate – 2.2%
5,042	American Tower Corp. (REIT)	387,831
1,780	Apartment Investment & Management Co. Class A (REIT)	54,575
1,464	AvalonBay Communities, Inc. (REIT)	185,445
1,931	Boston Properties, Inc. (REIT)	195,147
3,915	CBRE Group, Inc. Class A*	98,854
4,138	Equity Residential (REIT)	227,838
5,752	HCP, Inc. (REIT)	286,795
3,294	Health Care REIT, Inc. (REIT)	223,695
9,211	Host Hotels & Resorts, Inc. (REIT)	161,100
5,300	Kimco Realty Corp. (REIT)	118,720
2,068	Plum Creek Timber Co., Inc. (REIT)	107,950
5,903	Prologis, Inc. (REIT)	236,002
1,856	Public Storage (REIT)	282,706
3,959	Simon Property Group, Inc. (REIT)	627,739
3,770	Ventas, Inc. (REIT)	275,964

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
2,152	Vornado Realty Trust (REIT)	$ 179,993
6,929	Weyerhaeuser Co. (REIT)	217,432

		3,867,786

Retailing – 4.2%
1,040	Abercrombie & Fitch Co. Class A	48,048
4,623	Amazon.com, Inc.*	1,231,983
499	AutoNation, Inc.*	21,831
466	AutoZone, Inc.*	184,895
2,933	Bed Bath & Beyond, Inc.*	188,944
3,266	Best Buy Co., Inc.	72,342
2,859	CarMax, Inc.*	119,220
3,844	Dollar General Corp.*	194,429
2,864	Dollar Tree, Inc.*	138,704
1,183	Expedia, Inc.	70,992
1,184	Family Dollar Stores, Inc.	69,915
1,537	GameStop Corp. Class A	42,990
2,011	Genuine Parts Co.	156,858
1,710	J.C. Penney Co., Inc.	25,838
2,649	Kohl’s Corp.	122,198
3,063	L Brands, Inc.	136,794
14,037	Lowe’s Companies, Inc.	532,283
5,059	Macy’s, Inc.	211,669
708	Netflix, Inc.*	134,102
1,946	Nordstrom, Inc.	107,478
1,389	O’Reilly Automotive, Inc.*	142,442
1,394	PetSmart, Inc.	86,567
634	Priceline.com, Inc.*	436,148
2,846	Ross Stores, Inc.	172,525
8,625	Staples, Inc.	115,834
8,329	Target Corp.	570,120
3,750	The Gap, Inc.	132,750
18,995	The Home Depot, Inc.	1,325,471
1,556	Tiffany & Co.	108,204
9,224	TJX Companies, Inc.	431,222
1,400	TripAdvisor, Inc.*	73,528
1,400	Urban Outfitters, Inc.*	54,236

		7,460,560

Semiconductors & Semiconductor Equipment – 2.0%
8,100	Advanced Micro Devices, Inc.*	20,655
4,042	Altera Corp.	143,370
3,842	Analog Devices, Inc.	178,615
15,051	Applied Materials, Inc.	202,887
6,529	Broadcom Corp. Class A	226,360
780	First Solar, Inc.*	21,029
62,730	Intel Corp.	1,370,650
2,166	KLA-Tencor Corp.	114,235
2,078	Lam Research Corp.*	86,154
2,967	Linear Technology Corp.	113,844
7,235	LSI Corp.*	49,053
2,471	Microchip Technology, Inc.	90,834
13,023	Micron Technology, Inc.*	129,970
7,902	NVIDIA Corp.	101,304
2,300	Teradyne, Inc.*	37,306
13,963	Texas Instruments, Inc.	495,407
3,308	Xilinx, Inc.	126,266

		3,507,939

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – 9.4%
8,094	Accenture PLC Class A	$ 614,901
6,365	Adobe Systems, Inc.*	276,941
2,273	Akamai Technologies, Inc.*	80,214
2,828	Autodesk, Inc.*	116,627
6,213	Automatic Data Processing, Inc.	403,969
1,632	BMC Software, Inc.*	75,611
4,383	CA, Inc.	110,320
2,392	Citrix Systems, Inc.*	172,607
3,853	Cognizant Technology Solutions Corp. Class A*	295,178
1,996	Computer Sciences Corp.	98,263
14,772	eBay, Inc.*	800,938
3,989	Electronic Arts, Inc.*	70,605
3,700	Fidelity National Information Services, Inc.	146,594
1,693	Fiserv, Inc.*	148,696
3,385	Google, Inc. Class A*	2,687,792
13,301	International Business Machines Corp.	2,837,103
3,563	Intuit, Inc.	233,911
1,337	Mastercard, Inc. Class A	723,491
95,709	Microsoft Corp.	2,738,235
46,847	Oracle Corp.	1,515,032
4,180	Paychex, Inc.	146,593
2,500	Red Hat, Inc.*	126,400
3,833	SAIC, Inc.	51,937
1,658	Salesforce.com, Inc.*	296,500
8,881	Symantec Corp.*	219,183
2,165	Teradata Corp.*	126,674
7,526	The Western Union Co.	113,191
2,157	Total System Services, Inc.	53,450
1,946	VeriSign, Inc.*	92,007
6,537	Visa, Inc. Class A	1,110,244
12,349	Yahoo!, Inc.*	290,572

		16,773,779

Technology Hardware & Equipment – 6.5%
2,029	Amphenol Corp. Class A	151,465
11,928	Apple, Inc.	5,279,691
67,460	Cisco Systems, Inc.	1,410,589
18,922	Corning, Inc.	252,230
18,677	Dell, Inc.	267,641
26,636	EMC Corp.*	636,334
1,034	F5 Networks, Inc.*	92,109
1,832	FLIR Systems, Inc.	47,650
1,453	Harris Corp.	67,332
25,004	Hewlett-Packard Co.	596,095
2,394	Jabil Circuit, Inc.	44,241
2,854	JDS Uniphase Corp.*	38,158
6,459	Juniper Networks, Inc.*	119,750
1,725	Molex, Inc.	50,508
3,465	Motorola Solutions, Inc.	221,864
4,586	NetApp, Inc.*	156,658
21,794	QUALCOMM, Inc.	1,459,108
3,123	SanDisk Corp.*	171,765
3,983	Seagate Technology PLC	145,618
5,363	TE Connectivity Ltd.	224,871
2,771	Western Digital Corp.	139,326
15,832	Xerox Corp.	136,155

		11,709,158

Shares	Description	Value
Common Stocks – (continued)
Telecommunication Services – 2.9%
69,716	AT&T, Inc.	$ 2,557,880
7,990	CenturyLink, Inc.	280,689
3,727	Crown Castle International Corp.*	259,548
12,349	Frontier Communications Corp.	49,149
4,000	MetroPCS Communications, Inc.*	43,600
38,266	Sprint Nextel Corp.*	237,632
36,273	Verizon Communications, Inc.	1,782,818
7,681	Windstream Corp.	61,064

		5,272,380

Transportation – 1.7%
2,104	C.H. Robinson Worldwide, Inc.	125,104
13,171	CSX Corp.	324,402
2,646	Expeditors International of Washington, Inc.	94,489
3,749	FedEx Corp.	368,152
4,005	Norfolk Southern Corp.	308,705
600	Ryder System, Inc.	35,850
9,599	Southwest Airlines Co.	129,395
5,969	Union Pacific Corp.	850,045
9,115	United Parcel Service, Inc. Class B	782,978

		3,019,120

Utilities – 3.5%
1,500	AGL Resources, Inc.	62,925
3,035	Ameren Corp.	106,286
6,211	American Electric Power Co., Inc.	302,041
5,521	CenterPoint Energy, Inc.	132,283
3,400	CMS Energy Corp.	94,996
3,716	Consolidated Edison, Inc.	226,787
7,267	Dominion Resources, Inc.	422,794
2,228	DTE Energy Co.	152,262
8,927	Duke Energy Corp.	648,011
4,128	Edison International	207,721
2,257	Entergy Corp.	142,733
10,934	Exelon Corp.	377,004
5,365	FirstEnergy Corp.	226,403
1,031	Integrys Energy Group, Inc.	59,963
5,418	NextEra Energy, Inc.	420,870
3,700	NiSource, Inc.	108,558
4,018	Northeast Utilities	174,622
4,130	NRG Energy, Inc.	109,404
2,670	ONEOK, Inc.	127,279
2,832	Pepco Holdings, Inc.	60,605
5,505	PG&E Corp.	245,138
1,395	Pinnacle West Capital Corp.	80,757
7,430	PPL Corp.	232,633
6,415	Public Service Enterprise Group, Inc.	220,291
1,546	SCANA Corp.	79,093
2,886	Sempra Energy	230,707
2,535	TECO Energy, Inc.	45,174
8,064	The AES Corp.	101,364
10,985	The Southern Co.	515,416
2,978	Wisconsin Energy Corp.	127,726
6,170	Xcel Energy, Inc.	183,249

		6,225,095

TOTAL COMMON STOCKS		$ 177,669,483

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations(b)(c) – 0.1%
United States Treasury Bills
$100,000	0.000%	05/09/13	$ 99,995
40,000	0.000	06/06/13	39,996

TOTAL U.S. TREASURY OBLIGATIONS			$ 139,991

TOTAL INVESTMENTS – 99.2%			$ 177,809,474

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			1,379,376

NET ASSETS – 100.0%			$ 179,188,850

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviation:
REIT — Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-mini Index	23	June 2013	$1,797,105	$24,910

TAX INFORMATION — At March 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$136,116,135

Gross unrealized gain	66,147,801
Gross unrealized loss	(24,454,462)

Net unrealized security gain	$41,693,339

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL MARKETS NAVIGATOR FUND

Schedule of Investments

March 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Agency Debentures(a) – 23.3%
FHLB
$4,724,000	0.000%	09/20/13	$ 4,721,969
FNMA
4,724,000	0.000	09/18/13	4,721,992

TOTAL AGENCY DEBENTURES			$ 9,443,961

Shares	Description		Values
Exchange Traded Funds – 21.4%
61,208	Vanguard S&P 500		$ 4,384,941
99,828	Vanguard FTSE Emerging Markets		4,281,623

TOTAL EXCHANGE TRADED FUNDS			$ 8,666,564

Shares	Rate		Value
Investment Company(b) – 9.9%
Goldman Sachs Financial Square Government Fund – FST Shares
4,019,735	0.032%		$ 4,019,735

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 17.9%
United States Treasury Bills(a)
$6,028,000	0.000%	08/01/13	$ 6,026,366
United States Treasury Notes
1,105,000	3.125	05/15/21	1,244,539

TOTAL U.S. TREASURY OBLIGATIONS			$ 7,270,905

TOTAL INVESTMENTS – 72.5%			$29,401,165

OTHER ASSETS IN EXCESS OF LIABILITIES – 27.5%			11,156,291

NET ASSETS – 100.0%			$40,557,456

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Issued with a zero coupon. Income is recognized through the accretion of discount.

(b) Represents an affiliated issuer.

Investment Abbreviations:
FHLB — Federal Home Loan Bank
FNMA — Federal National Mortgage Association

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL MARKETS NAVIGATOR FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	8	June 2013	$261,908	$(9,684)
Euro-Bund	33	June 2013	6,154,380	81,602
FTSE 100 Index	51	June 2013	4,921,514	(49,962)
Russell 2000 Mini Index	63	June 2013	5,978,070	104,202
TSE TOPIX Index	113	June 2013	12,490,200	522,153

TOTAL				$648,311

TAX INFORMATION — At March 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$29,223,083

Gross unrealized gain	178,082
Gross unrealized loss	—

Net unrealized security gain	$178,082

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Schedule of Investments

March 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 33.4%
Collateralized Mortgage Obligations – 4.9%
Agency Multi-Family – 3.4%
FNMA
$192,264	2.800%	03/01/18	$ 204,262
487,551	3.490	05/01/18	540,862
110,000	3.584	05/01/18	122,405
400,000	4.205	06/01/19	461,466
96,875	3.188	10/01/20	105,791
96,970	3.390	12/01/20	107,071
389,209	3.512	12/01/20	435,151
198,685	4.083	06/01/21	229,060
GNMA
83,649	3.950	07/15/25	90,997

			2,297,065

Regular Floater(a) – 0.6%
National Credit Union Administration Guaranteed Notes Series A1
400,000	0.222	06/12/13	400,004

Sequential Fixed Rate – 0.9%
National Credit Union Administration Guaranteed Notes Series 2010-C1, Class APT
275,078	2.650	10/29/20	289,300
National Credit Union Administration Guaranteed Notes Series A4
300,000	3.000	06/12/19	324,552

			613,852

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 3,310,921

Commercial Mortgage-Backed Securities – 0.9%
Sequential Fixed Rate – 0.9%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4
$200,000	5.889%	07/10/44	$ 225,343
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9, Class A5
100,000	2.840	12/15/47	100,144
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5
300,000	2.850	12/10/45	298,919

			624,406

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 624,406

Federal Agencies – 27.6%
Adjustable Rate FHLMC(a) – 0.6%
$366,396	2.413%	09/01/35	$ 391,935

Adjustable Rate FNMA(a) – 1.1%
153,906	2.342	05/01/33	162,299
319,755	2.333	05/01/35	337,283
215,705	2.708	12/01/35	229,211

			728,793

FHLMC – 7.3%
1,899	10.000	03/01/21	2,093
1,754,441	5.000	03/01/38	1,882,633
227,840	4.500	06/01/41	243,780
370,112	4.500	08/01/41	396,005
369,733	4.500	03/01/42	395,600
2,000,000	2.500	TBA-15yr(b)	2,070,625

			4,990,736

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – 17.0%
$32,083	5.000%	03/01/18	$ 34,572
15,978	5.000	06/01/18	17,217
368,204	5.500	03/01/19	398,759
6,849	8.000	09/01/21	7,650
5,388	5.000	04/01/23	5,801
19,259	5.000	06/01/23	20,733
371,852	5.500	05/01/25	401,547
69	6.000	03/01/32	76
284	6.000	05/01/33	315
8,340	5.000	08/01/33	9,097
491	6.000	12/01/33	547
715	6.000	12/01/34	794
28,726	5.000	04/01/35	31,259
752	6.000	04/01/35	824
9,439	6.500	03/01/36	10,581
722,204	5.000	04/01/38	780,070
79,683	4.500	04/01/40	85,854
36,393	4.000	11/01/40	38,762
2,065,531	6.000	05/01/41	2,267,243
4,000,000	3.500	TBA-30yr(b)	4,223,085
3,000,000	4.000	TBA-30yr(b)	3,194,414

			11,529,200

GNMA – 1.6%
1,000,000	5.000	TBA-30yr(b)	1,088,438

TOTAL FEDERAL AGENCIES			$ 18,729,102

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 22,664,429

Agency Debentures – 20.7%
FFCB
$500,000	5.400%	06/08/17	$ 596,186
FHLB
3,400,000	0.375	01/29/14	3,405,518
5,000,000	2.125	06/10/16	5,247,244
FHLMC
500,000	0.375	02/27/14	500,885
1,500,000	4.500	04/02/14	1,564,580
700,000	0.875	03/07/18	698,901
300,000	2.375	01/13/22	312,212
FNMA
300,000	0.875	08/28/17	301,311
600,000	0.875	10/26/17	601,475
300,000	0.875	02/08/18	299,672
100,000	6.250	05/15/29	142,014
Tennessee Valley Authority
300,000	5.375	04/01/56	389,046

TOTAL AGENCY DEBENTURES			$ 14,059,044

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 1.2%
Home Equity – 0.1%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
$31,760	7.000%	09/25/37	$ 29,730
45,444	7.000	09/25/37	42,667

			72,397

Student Loans(a) – 1.1%
Brazos Higher Education Authority Series 2005-3, Class A14
67,045	0.394	09/25/23	66,978
College Loan Corp. Trust Series 2004-1, Class A4
150,000	0.491	04/25/24	146,078
SLM Student Loan Trust Series 2008-5, Class A4
300,000	2.001	07/25/23	315,756
SLM Student Loan Trust Series 2012-2, Class A
234,862	0.904	01/25/29	237,858

			766,670

TOTAL ASSET-BACKED SECURITIES			$ 839,067

Government Guarantee Obligations – 3.2%
Israel Government AID Bond(c)
$100,000	5.500%	12/04/23	$ 129,173
Private Export Funding Corp.(d)
2,000,000	3.550	04/15/13	2,003,038

TOTAL GOVERNMENT GUARANTEE OBLIGATION			$ 2,132,211

U.S. Treasury Obligations – 27.9%
United States Treasury Bonds
$100,000	3.750%	08/15/41	$ 113,059
900,000	3.125	11/15/41	905,220
200,000	3.125	02/15/42	200,976
300,000	2.750	11/15/42	277,965
200,000	3.125	02/15/43	200,320
United States Treasury Inflation-Protected Securities
199,530	0.125	01/15/23	215,367
United States Treasury Notes
1,500,000	0.250 (e)	11/30/13	1,501,050
700,000	0.250	04/30/14	700,546
300,000	0.625	07/15/14	301,617
1,000,000	0.125	07/31/14	998,910
2,400,000	0.250	09/30/14	2,401,152
1,000,000	0.375	03/15/15	1,002,420
1,000,000	1.750	07/31/15	1,033,880
1,500,000	1.500	06/30/16	1,552,605
400,000	0.750	10/31/17	401,156
800,000	0.750	03/31/18	798,968
1,000,000	1.125	12/31/19	996,480
3,100,000	1.625	11/15/22	3,045,192
1,200,000	2.000	02/15/23	1,215,144
United States Treasury Principal-Only STRIPS
1,500,000	0.000 (f)	11/15/27	1,015,815

TOTAL U.S. TREASURY OBLIGATIONS			$ 18,877,842

TOTAL INVESTMENTS – 86.4%			$ 58,572,593

OTHER ASSETS IN EXCESS OF LIABILITIES – 13.6%			9,235,848

NET ASSETS – 100.0%			$ 67,808,441

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.

(b)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $10,576,562 which represents approximately 15.6% of net assets as of March 31, 2013.

(c)	Guaranteed by the United States Government. Total Market value of these securities amounts to $129,173 which represents 0.2% of net assets as of March 31, 2013.

(d)	Guaranteed by the Export/Import Bank of the United States.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At March 31, 2013, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(b)	Settlement Date	Principal Amount	Value

FNMA
(Proceeds Receivable: $2,192,266)	6.000%	TBA-30yr	04/11/13	$(2,000,000)	$(2,191,250)

FUTURES CONTRACTS — At March 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

U.S. Long Bond	(56)	June 2013	$(8,090,250)	$(40,693)
U.S. Ultra Long Treasury Bonds	11	June 2013	1,733,531	34,439
2 Year U.S. Treasury Notes	11	June 2013	2,424,984	388
5 Year U.S. Treasury Notes	221	June 2013	27,416,086	46,741
10 Year U.S. Treasury Notes	(45)	June 2013	(5,939,297)	(35,181)

TOTAL				$5,694

TAX INFORMATION — At March 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$57,879,975

Gross unrealized gain	758,711
Gross unrealized loss	(66,093)

Net unrealized security gain	$692,618

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 99.5%
Banks – 1.8%
86,295	First Republic Bank	$ 3,332,713

Capital Goods – 6.7%
37,562	Graco, Inc.	2,179,723
9,318	Hubbell, Inc. Class B	904,871
70,696	Kennametal, Inc.	2,759,972
62,015	Quanta Services, Inc.*	1,772,389
20,108	Rockwell Automation, Inc.	1,736,326
17,178	Roper Industries, Inc.	2,186,931
21,926	Sensata Technologies Holding N.V.*	720,707

		12,260,919

Commercial & Professional Services – 1.4%
115,425	Ritchie Bros Auctioneers, Inc.	2,504,722

Consumer Durables & Apparel – 4.6%
48,766	Deckers Outdoor Corp.*	2,715,779
39,052	Fifth & Pacific Companies, Inc.*	737,302
20,044	Lululemon Athletica, Inc.*	1,249,743
35,766	PVH Corp.	3,820,166

		8,522,990

Consumer Services – 5.3%
7,461	Chipotle Mexican Grill, Inc.*	2,431,316
50,462	Coinstar, Inc.*	2,947,990
42,601	Dunkin’ Brands Group, Inc.	1,571,125
64,155	Marriott International, Inc. Class A	2,709,266

		9,659,697

Diversified Financials – 8.9%
23,042	IntercontinentalExchange, Inc.*	3,757,459
70,813	Lazard Ltd. Class A	2,416,848
109,677	MSCI, Inc. Class A*	3,721,340
55,575	Northern Trust Corp.	3,032,172
48,239	SLM Corp.	987,935
33,171	T. Rowe Price Group, Inc.	2,483,513

		16,399,267

Energy – 5.1%
35,622	Cameron International Corp.*	2,322,555
10,722	Core Laboratories NV	1,478,778
24,013	Dril-Quip, Inc.*	2,093,213
15,512	Pioneer Natural Resources Co.	1,927,366
30,281	Whiting Petroleum Corp.*	1,539,486

		9,361,398

Food, Beverage & Tobacco – 4.2%
35,184	Beam, Inc.	2,235,591
26,920	Monster Beverage Corp.*	1,285,161
41,361	The Hain Celestial Group, Inc.*	2,526,330
24,862	TreeHouse Foods, Inc.*	1,619,759

		7,666,841

Health Care Equipment & Services – 5.1%
28,782	C. R. Bard, Inc.	2,900,650
65,242	CareFusion Corp.*	2,282,818
25,824	Henry Schein, Inc.*	2,390,011
29,219	HMS Holdings Corp.*	793,296

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – (continued)
10,483	MEDNAX, Inc.*	$ 939,591

		9,306,366

Household & Personal Products – 2.3%
41,449	Church & Dwight Co., Inc.	2,678,849
24,949	The Estee Lauder Companies, Inc. Class A	1,597,484

		4,276,333

Materials – 4.7%
31,981	Airgas, Inc.	3,171,236
35,177	Ecolab, Inc.	2,820,492
34,390	International Flavors & Fragrances, Inc.	2,636,681

		8,628,409

Media – 3.4%
25,691	Discovery Communications, Inc. Class A*	2,022,909
133,790	Pandora Media, Inc.*	1,894,467
34,627	Scripps Networks Interactive, Inc. Class A	2,227,901

		6,145,277

Pharmaceuticals, Biotechnology & Life Sciences – 9.1%
94,418	Agilent Technologies, Inc.	3,962,723
10,567	Alexion Pharmaceuticals, Inc.*	973,643
51,497	Ariad Pharmaceuticals, Inc.*	931,581
25,646	BioMarin Pharmaceutical, Inc.*	1,596,720
48,572	Cepheid, Inc.*	1,863,708
22,020	Medivation, Inc.*	1,029,875
6,425	Mettler-Toledo International, Inc.*	1,369,939
20,323	Shire PLC ADR	1,856,709
51,272	Vertex Pharmaceuticals, Inc.*	2,818,935
7,127	Zoetis, Inc.*	238,042

		16,641,875

Real Estate – 2.3%
168,595	CBRE Group, Inc. Class A*	4,257,024

Retailing – 7.3%
34,129	Dick’s Sporting Goods, Inc.	1,614,302
76,233	Dollar General Corp.*	3,855,865
56,585	L Brands, Inc.	2,527,086
50,613	PetSmart, Inc.	3,143,067
21,684	Tiffany & Co.	1,507,906
9,641	Ulta Salon, Cosmetics & Fragrance, Inc.*	782,560

		13,430,786

Semiconductors & Semiconductor Equipment – 4.0%
79,884	Altera Corp.	2,833,485
44,545	Linear Technology Corp.	1,709,192
75,279	Xilinx, Inc.	2,873,399

		7,416,076

Software & Services – 12.2%
258,879	Activision Blizzard, Inc.	3,771,867
23,464	Citrix Systems, Inc.*	1,693,162

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
21,204	Cognizant Technology Solutions Corp. Class A*	$ 1,624,438
17,492	Equinix, Inc.*	3,783,694
30,756	FleetCor Technologies, Inc.*	2,358,063
80,004	Genpact Ltd.	1,455,273
51,411	MICROS Systems, Inc.*	2,339,715
58,673	Rackspace Hosting, Inc.*	2,961,813
13,118	Salesforce.com, Inc.*	2,345,892

		22,333,917

Technology Hardware & Equipment – 4.4%
50,648	Amphenol Corp. Class A	3,780,873
47,501	Juniper Networks, Inc.*	880,669
77,420	NetApp, Inc.*	2,644,667
56,622	RealD, Inc.*	736,086

		8,042,295

Telecommunication Services – 6.1%
43,021	Crown Castle International Corp.*	2,995,982
82,888	SBA Communications Corp. Class A*	5,969,594
91,729	tw telecom, inc.*	2,310,654

		11,276,230

Transportation – 0.6%
17,041	C.H. Robinson Worldwide, Inc.	1,013,258

TOTAL INVESTMENTS – 99.5%		$ 182,476,393

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		902,587

NET ASSETS – 100.0%		$ 183,378,980

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$142,471,884

Gross unrealized gain	42,812,650
Gross unrealized loss	(2,808,141)

Net unrealized security gain	$40,004,509

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 98.4%
Automobiles & Components – 1.2%
504,066	General Motors Co.*	$ 14,023,116

Banks – 2.2%
328,949	Comerica, Inc.	11,825,717
479,508	SunTrust Banks, Inc.	13,814,625

		25,640,342

Capital Goods – 8.6%
118,612	General Dynamics Corp.	8,363,332
2,075,245	General Electric Co.	47,979,664
427,855	Masco Corp.	8,664,064
200,854	Textron, Inc.	5,987,458
351,205	The Boeing Co.	30,150,949

		101,145,467

Commercial & Professional Services – 1.0%
315,369	Waste Management, Inc.	12,365,618

Consumer Services – 1.6%
27,731	Chipotle Mexican Grill, Inc.*	9,036,701
761,072	MGM Resorts International*	10,008,097

		19,044,798

Diversified Financials – 11.4%
2,326,149	Bank of America Corp.	28,332,495
107,709	Capital One Financial Corp.	5,918,610
638,301	Citigroup, Inc.	28,238,436
64,271	IntercontinentalExchange, Inc.*	10,480,672
779,778	JPMorgan Chase & Co.	37,008,264
1,162,244	SLM Corp.	23,802,757

		133,781,234

Energy – 13.9%
434,461	BP PLC ADR	18,399,423
146,656	ConocoPhillips	8,814,026
526,634	Devon Energy Corp.	29,712,690
625,707	Exxon Mobil Corp.	56,382,458
572,862	Halliburton Co.	23,149,354
138,637	Occidental Petroleum Corp.	10,864,982
440,967	Southwestern Energy Co.*	16,430,430

		163,753,363

Food & Staples Retailing – 2.5%
493,557	Walgreen Co.	23,532,798
78,096	Wal-Mart Stores, Inc.	5,843,923

		29,376,721

Food, Beverage & Tobacco – 5.9%
187,695	Anheuser-Busch InBev NV ADR	18,685,037
147,824	Constellation Brands, Inc. Class A*	7,042,335
75,889	Diageo PLC ADR	9,549,872
510,924	Mondelez International, Inc. Class A	15,639,384

Shares	Description	Value
Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
201,996	Philip Morris International, Inc.	$ 18,727,049

		69,643,677

Health Care Equipment & Services – 4.2%
344,121	Aetna, Inc.	17,591,465
137,646	C. R. Bard, Inc.	13,871,964
316,100	UnitedHealth Group, Inc.	18,084,081

		49,547,510

Insurance – 7.7%
490,657	American International Group,
	Inc.*	19,047,305
121,001	Everest Re Group Ltd.	15,713,190
546,305	Hartford Financial Services
	Group, Inc.	14,094,669
391,850	Prudential Financial, Inc.	23,115,232
220,360	The Travelers Companies, Inc.	18,552,108

		90,522,504

Materials – 2.7%
88,408	CF Industries Holdings, Inc.	16,830,231
114,394	Eastman Chemical Co.	7,992,709
101,925	LyondellBasell Industries NV
	Class A	6,450,833

		31,273,773

Media – 4.3%
266,674	CBS Corp. Class B	12,451,009
104,852	DIRECTV*	5,935,672
252,012	Liberty Global, Inc. Series A*	18,497,681
223,962	Viacom, Inc. Class B	13,789,340

		50,673,702

Pharmaceuticals, Biotechnology & Life Sciences – 9.3%
190,654	Eli Lilly & Co.	10,827,241
181,761	Johnson & Johnson	14,818,974
792,877	Merck & Co., Inc.	35,068,950
1,237,128	Pfizer, Inc.	35,703,514
247,628	Vertex Pharmaceuticals, Inc.*	13,614,587

		110,033,266

Real Estate Investment Trust – 2.9%
110,367	American Tower Corp.	8,489,430
113,348	AvalonBay Communities, Inc.	14,357,791
69,612	Simon Property Group, Inc.	11,037,679

		33,884,900

Retailing – 2.7%
234,122	Bed Bath & Beyond, Inc.*	15,082,139
426,662	Lowe’s Companies, Inc.	16,179,023

		31,261,162

Semiconductors & Semiconductor Equipment – 2.6%
413,126	Altera Corp.	14,653,579
371,393	Lam Research Corp.*	15,397,954

		30,051,533

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – 1.7%
212,034	Adobe Systems, Inc.*	$ 9,225,599
14,204	Google, Inc. Class A*	11,278,402

		20,504,001

Technology Hardware & Equipment – 3.1%
1,015,249	EMC Corp.*	24,254,299
691,904	Juniper Networks, Inc.*	12,827,900

		37,082,199

Telecommunication Services – 3.0%
975,240	AT&T, Inc.	35,781,556

Transportation – 0.6%
85,048	Norfolk Southern Corp.	6,555,500

Utilities – 5.3%
259,321	DTE Energy Co.	17,721,997
244,532	Duke Energy Corp.	17,750,578
450,554	Exelon Corp.	15,535,102
370,394	PPL Corp.	11,597,036

		62,604,713

TOTAL INVESTMENTS – 98.4%		$ 1,158,550,655

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		18,247,194

NET ASSETS – 100.0%		$ 1,176,797,849

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,006,987,400

Gross unrealized gain	172,123,471
Gross unrealized loss	(20,560,216)

Net unrealized security gain	$151,563,255

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 97.8%
Automobiles & Components – 1.3%
152,391	Delphi Automotive PLC	$ 6,766,160
87,404	TRW Automotive Holdings Corp.*	4,807,220

		11,573,380

Banks – 4.3%
233,263	CIT Group, Inc.*	10,142,275
169,382	First Republic Bank	6,541,533
165,347	M&T Bank Corp.	17,057,197
241,576	Zions Bancorporation	6,036,984

		39,777,989

Capital Goods – 10.3%
106,605	B/E Aerospace, Inc.*	6,427,215
101,369	Carlisle Companies, Inc.	6,871,805
127,059	Dover Corp.	9,260,060
27,986	Flowserve Corp.	4,693,532
182,340	Fortune Brands Home & Security, Inc.*	6,824,986
65,481	Hubbell, Inc. Class B	6,358,860
73,287	Jacobs Engineering Group, Inc.*	4,121,661
113,356	Lennox International, Inc.	7,196,972
36,611	Lincoln Electric Holdings, Inc.	1,983,584
243,926	Owens Corning*	9,618,002
70,550	Rockwell Automation, Inc.	6,091,992
187,548	Sensata Technologies Holdings NV*	6,164,703
113,828	Stanley Black & Decker, Inc.	9,216,653
152,260	Timken Co.	8,614,871
15,409	Triumph Group, Inc.	1,209,607

		94,654,503

Commercial & Professional Services – 0.5%
128,706	Waste Connections, Inc.	4,630,842

Consumer Durables & Apparel – 2.8%
73,233	PVH Corp.	7,822,017
235,022	Toll Brothers, Inc.*	8,047,153
83,725	Whirlpool Corp.	9,918,064

		25,787,234

Consumer Services – 2.4%
21,003	Chipotle Mexican Grill, Inc.*	6,844,248
660,130	MGM Resorts International*	8,680,709
101,149	Starwood Hotels & Resorts Worldwide, Inc.	6,446,226

		21,971,183

Diversified Financials – 5.5%
55,414	Ameriprise Financial, Inc.	4,081,241
527,006	Invesco Ltd.	15,262,094
119,193	Lazard Ltd. Class A	4,068,057
745,146	SLM Corp.	15,260,590
365,546	The NASDAQ OMX Group, Inc.	11,807,136

		50,479,118

Energy – 9.6%
192,231	Cameron International Corp.*	12,533,461
87,147	Concho Resources, Inc.*	8,490,732
164,333	HollyFrontier Corp.	8,454,933
153,443	Marathon Petroleum Corp.	13,748,493
59,277	Oil States International, Inc.*	4,835,225

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
155,004	Peabody Energy Corp.	$ 3,278,335
57,265	Pioneer Natural Resources Co.	7,115,176
118,097	Range Resources Corp.	9,570,581
265,574	Southwestern Energy Co.*	9,895,287
173,018	Tesoro Corp.	10,130,204

		88,052,427

Food, Beverage & Tobacco – 3.8%
237,800	Coca-Cola Enterprises, Inc.	8,779,576
309,525	Constellation Brands, Inc. Class A*	14,745,771
115,826	Monster Beverage Corp.*	5,529,533
88,585	The Hain Celestial Group, Inc.*	5,410,772

		34,465,652

Health Care Equipment & Services – 5.1%
329,152	Aetna, Inc.	16,826,250
145,479	AmerisourceBergen Corp.	7,484,894
1,527,896	Boston Scientific Corp.*	11,932,868
471,913	Hologic, Inc.*	10,665,234

		46,909,246

Household & Personal Products – 0.8%
120,581	Church & Dwight Co., Inc.	7,793,150

Insurance – 8.8%
97,092	Everest Re Group Ltd.	12,608,367
430,599	Hartford Financial Services Group, Inc.	11,109,454
8,796	Markel Corp.*	4,428,786
84,796	PartnerRe Ltd.	7,895,356
465,841	Principal Financial Group, Inc.	15,852,569
259,884	W.R. Berkley Corp.	11,531,053
122,560	Willis Group Holdings PLC	4,839,895
408,720	XL Group PLC	12,384,216

		80,649,696

Materials – 5.7%
82,880	Axiall Corp.	5,151,821
172,130	Carpenter Technology Corp.	8,484,287
141,343	Celanese Corp. Series A	6,226,159
49,276	CF Industries Holdings, Inc.	9,380,672
81,665	International Paper Co.	3,803,956
115,017	Packaging Corp. of America	5,160,813
112,363	Reliance Steel & Aluminum Co.	7,996,875
249,548	Sealed Air Corp.	6,016,602

		52,221,185

Media – 0.9%
26,880	Charter Communications, Inc. Class A*	2,800,358
84,531	Scripps Networks Interactive, Inc. Class A	5,438,725

		8,239,083

Pharmaceuticals, Biotechnology & Life Sciences – 3.1%
214,384	Agilent Technologies, Inc.	8,997,696
59,131	Life Technologies Corp.*	3,821,637
322,614	Mylan, Inc.*	9,336,449
106,019	Vertex Pharmaceuticals, Inc.*	5,828,925

		27,984,707

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trust – 9.8%
132,774	Alexandria Real Estate Equities, Inc.	$ 9,424,298
104,345	AvalonBay Communities, Inc.	13,217,381
82,570	Camden Property Trust	5,670,908
135,949	Digital Realty Trust, Inc.	9,096,348
410,838	Kimco Realty Corp.	9,202,771
254,290	Liberty Property Trust	10,108,027
698,827	MFA Financial, Inc.	6,513,068
16,347	Silver Bay Realty Trust Corp.	338,386
210,863	Tanger Factory Outlet Centers, Inc.	7,629,023
333,615	Two Harbors Investment Corp.	4,206,885
189,743	Ventas, Inc.	13,889,188

		89,296,283

Retailing – 3.2%
17,376	AutoZone, Inc.*	6,894,275
437,271	Liberty Interactive Corp. Class A*	9,348,854
226,465	Macy’s, Inc.	9,475,296
54,058	PetSmart, Inc.	3,357,002

		29,075,427

Semiconductors & Semiconductor Equipment – 4.2%
389,754	Altera Corp.	13,824,574
232,456	Avago Technologies Ltd.	8,349,819
389,210	Lam Research Corp.*	16,136,647
8,274	ON Semiconductor Corp.*	68,509

		38,379,549

Software & Services – 2.8%
173,691	Adobe Systems, Inc.*	7,557,295
216,333	Fidelity National Information Services, Inc.	8,571,114
360,170	PTC Inc.*	9,180,733

		25,309,142

Technology Hardware & Equipment – 3.4%
67,719	Amphenol Corp. Class A	5,055,223
541,367	Juniper Networks, Inc.*	10,036,944
250,851	NetApp, Inc.*	8,569,070
664,446	Polycom, Inc.*	7,362,062

		31,023,299

Utilities – 9.5%
473,420	Calpine Corp.*	9,752,452
304,871	CMS Energy Corp.	8,518,096
59,971	NiSource, Inc.	1,759,549
191,497	Northeast Utilities	8,322,460
247,477	NV Energy, Inc.	4,956,964
72,177	OGE Energy Corp.	5,050,946
411,804	PPL Corp.	12,893,583
230,005	Questar Corp.	5,596,022
159,980	SCANA Corp.	8,184,577
124,169	Sempra Energy	9,926,070
391,097	Xcel Energy, Inc.	11,615,581

		86,576,300

TOTAL INVESTMENTS – 97.8%		$ 894,849,395

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%		20,546,228

NET ASSETS – 100.0%		$ 915,395,623

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$742,760,225

Gross unrealized gain	163,139,024
Gross unrealized loss	(11,049,854)

Net unrealized security gain	$152,089,170

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments

March 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 17.1%
ABN Amro Funding (USA) LLC
$5,000,000	0.300%	06/04/13	$ 4,997,333
Aspen Funding Corp.
5,039,000	0.260	05/15/13	5,037,399
Atlantic Asset Securitization LLC
5,000,000	0.220	04/18/13	4,999,481
Bank of China Ltd.
10,000,000	0.441	08/26/13	9,982,033
Chariot Funding LLC
5,000,000	0.321	06/11/13	4,996,844
Gemini Securitization Corp. LLC
5,171,000	0.250	05/06/13	5,169,743
Hannover Funding Co. LLC
5,000,000	0.280	06/19/13	4,996,928
LMA Americas LLC
5,000,000	0.220	04/22/13	4,999,358
Nederlandse Waterschapsbank N.V.
2,000,000	0.280	09/16/13	1,997,387
2,000,000	0.270	09/19/13	1,997,435
Royal Park Investments Funding Corp.
5,000,000	1.005	04/17/13	4,997,778
Versailles Commercial Paper LLC
5,000,000	0.220	04/25/13	4,999,267

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$ 59,170,986

Eurodollar Certificates of Deposit – 4.3%
Bank of Tokyo-Mitsubishi UFJ Ltd.
$10,000,000	0.240%	04/02/13	$ 9,999,933
Mizuho Corporate Bank Ltd.
5,000,000	0.270	05/01/13	4,998,876

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT			$ 14,998,809

Fixed Rate Municipal Debt Obligations – 0.9%
State of California GO Series 2009
$2,000,000	3.750%	10/01/13	$ 2,030,495
State of California GO Series 2009-3
870,000	5.250	04/01/14	910,508

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS			$ 2,941,003

U.S. Government Agency Obligations – 13.8%
Federal Home Loan Bank
$300,000	0.210%	05/17/13	$ 299,984
350,000	0.200	05/22/13	349,974
200,000	0.230	05/23/13	199,993
20,000	0.230	05/24/13	19,999
1,000,000	0.240	05/24/13	999,981
500,000	0.230	05/29/13	499,982
500,000	0.240	06/06/13	499,988
100,000	0.230	06/07/13	99,996
200,000	0.350	06/10/13	200,037
300,000	0.230	06/12/13	299,986
90,000	1.625	06/14/13	90,248
350,000	0.230	06/18/13	349,982
400,000	0.420	06/21/13	400,147

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$100,000	1.875%		06/21/13	$ 100,359
300,000	0.125		06/28/13	299,900
600,000	0.240		06/28/13	599,977
370,000	0.250		07/05/13	369,987
1,000,000	0.142	(a)	07/08/13	999,864
260,000	0.350		07/09/13	260,061
1,000,000	0.143	(a)	07/15/13	999,854
4,000,000	0.280		09/16/13	4,001,238
100,000	0.125		09/25/13	99,953
1,000,000	0.210		10/01/13	999,935
400,000	0.210		10/10/13	399,989
1,700,000	0.200		10/18/13	1,699,880
140,000	0.300		10/18/13	140,063
50,000	0.375		10/18/13	50,043
1,000,000	3.625		10/18/13	1,018,598
2,000,000	0.210		10/24/13	1,999,968
7,000,000	0.375		11/27/13	7,006,738
Federal Home Loan Mortgage Corporation
1,000,000	0.154	(a)	05/03/13	999,965
30,000	4.000		06/12/13	30,220
1,000,000	4.500		07/15/13	1,012,195
3,000,000	0.150		10/08/13	2,997,625
3,000,000	0.150		10/10/13	2,997,600
150,000	0.375		10/15/13	150,127
130,000	0.875		10/28/13	130,491
500,000	0.375		10/30/13	500,471
Federal National Mortgage Association
1,500,000	0.200	(a)	05/17/13	1,499,942
240,000	0.500		08/09/13	240,192
100,000	1.125		10/08/13	100,469
3,075,000	4.625		10/15/13	3,147,647
5,200,000	0.160		10/25/13	5,195,216
Overseas Private Investment Corp. (USA)
1,500,000	0.150	(a)	04/08/13	1,500,000
2,000,000	0.162	(a)	04/08/13	2,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 47,858,864

U.S. Treasury Obligations – 0.5%
United States Treasury Notes
$300,000	1.000%		07/15/13	$ 300,643
800,000	0.125		09/30/13	799,675
700,000	3.125		09/30/13	710,172

TOTAL U.S. TREASURY OBLIGATIONS				$ 1,810,490

Variable Rate Municipal Debt Obligations(a) – 14.5%
ABAG California Finance Authority for Non-profit Corporations VRDN RB for Bachenhmer Building Series 2002-A-T (FNMA, LIQ)
$865,000	0.260%		04/08/13	$ 865,000
ABAG California Finance Authority for Non-profit Corporations VRDN RB for Berklyn Housing Series 2003- A-T (FNMA, LIQ)
700,000	0.260		04/08/13	700,000

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
ABAG California Finance Authority for Non-profit Corporations VRDN RB for Darling Houses Series 2002- A-T (FNMA, LIQ)
$140,000	0.260%		04/08/13	$ 140,000
ABAG California Finance Authority for Non-profit Corporations VRDN RB for Gaia Building Series 2000-A- T (FNMA, LIQ)
100,000	0.260		04/08/13	100,000
Alaska Housing Finance Corp. VRDN RB Taxable General Series 2012 B
500,000	0.130		04/08/13	500,000
BlackRock Municipal Income Trust VRDN RB Putters Series 2012-T0008 (JP Morgan Chase Bank N.A., LIQ)
1,000,000	0.200	(b)	04/01/13	1,000,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0005 (JP Morgan Chase Bank N.A., LIQ)
950,000	0.200	(b)	04/01/13	950,000
Collier County, Florida Housing Finance Authority MF Hsg VRDN RB for Brittany Bay Housing Series 2001-B (FNMA, LIQ)
975,000	0.260		04/08/13	975,000
Cook County, Illinois GO VRDN Series 2002 B (Bank of New York Mellon, SPA)
1,100,000	0.140		04/08/13	1,100,000
DeKalb County, Georgia Development Authority VRDN RB for Emory University Series 1995 B (GO of University)
3,400,000	0.170		04/08/13	3,400,000
Kentucky Housing Corporation VRDN RB for Overlook Terrace Series 2008-B (FNMA, LIQ)
690,000	0.260		04/08/13	690,000
Los Angeles Community College District GO VRDN for Building America Boards P-Floats Series 2010-TN-027 (Bank of America N.A., LIQ)
10,250,000	0.450	(b)	04/08/13	10,250,000
Massachusetts Housing Finance Agency VRDN RB Series 2009-B (Bank of New York Mellon, LOC)
6,204,000	0.260		04/08/13	6,204,000
Montgomery County, Virginia Industrial Development Authority VRDN RB for Virginia Tech Foundation Series 2009 B (Bank of New York Mellon, SPA)
1,120,000	0.200		04/08/13	1,120,000
New York City GO VRDN Series 2007 Subseries D-4 (Calyon Bank, SPA)
250,000	0.150		04/08/13	250,000
New York State Housing Finance Agency VRDN RB Series 2000-B RMKT (FNMA, LIQ)
300,000	0.230		04/08/13	300,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDN Tax- Exempt Preferred Series 2010-1 (Deutsche Bank A.G., LIQ)
500,000	0.260	(b)	04/08/13	500,000
Oglethorpe, Georgia Power Corp. VRDN RB Putters Series 2012 SGT05 (NATL-RE) (FGIC) (Societe Generale, LIQ)
10,200,000	0.260	(b)	04/01/13	10,200,000
Port of Corpus Christi Authority of Nueces County VRDN RB for Flint Hills Resources Series 2002 A (GTY AGMT- Flint Hills Resources)
1,000,000	0.150		04/08/13	1,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
State of Texas GO VRDN Refunding for Taxable Veterans’ Land Series 2002 (Landesbank Hessen-Thueringen Girozentrale, SPA)
$600,000	0.170%		04/08/13	$ 600,000
State of Texas GO VRDN Refunding for Taxable Veterans’ Land Series 2010 B (Sumitomo Mitsui Banking Corp., SPA)
455,000	0.190		04/08/13	455,000
State of Texas GO VRDN Refunding Series 2010 D RMKT (Bank of Tokyo Mitsubishi UFJ, SPA)
1,000,000	0.170		04/08/13	1,000,000
University of Alabama VRDN RB Series 1993 B
800,000	0.240		04/08/13	800,000
University of Utah VRDN RB for Auxiliary & Campus Facilities Series 1997 A (JPMorgan Chase & Co., SPA)
345,000	0.190		04/08/13	345,000
Washington State Housing Finance Commission VRDN RB for Eagles Landing Series 2006-B (FNMA, LIQ)
150,000	0.300		04/08/13	150,000
Wayne County, Michigan VRDN RB P-Floats-Series 2013 TNP-1005 (Bank of America N.A., LIQ)
6,500,000	0.450	(b)	04/01/13	6,500,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$50,094,000

Variable Rate Obligations(a) – 16.0%
Australia & New Zealand Banking Group Ltd.
$5,000,000	0.303	%(b)	04/17/14	$ 5,000,000
Bank of Nova Scotia
5,000,000	0.338		04/23/14	5,000,000
Commonwealth Bank of Australia
3,000,000	0.338	(b)	11/18/13	3,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
9,000,000	0.442		08/12/13	9,000,000
Credit Suisse Securities (USA) LLC
5,000,000	0.284		07/01/13	5,000,000
Deutsche Bank AG
5,000,000	0.260		07/01/13	5,000,000
JPMorgan Chase Bank N.A.
3,000,000	0.404		06/21/13	3,000,000
8,000,000	0.361		04/07/14	8,000,000
Providence Health & Services (U.S. Bank N.A.)
880,000	0.200		04/08/13	880,000
Svenska Handelsbanken AB
5,000,000	0.385		04/04/14	5,000,000
Wells Fargo Bank N.A.
2,500,000	0.330		04/17/14	2,500,000
Westpac Banking Corp.
4,000,000	0.397	(b)	04/02/14	4,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$55,380,000

Yankee Certificates of Deposit – 8.1%
Mizuho Corporate Bank Ltd.
$5,000,000	0.260%		04/08/13	$ 5,000,000
Norinchukin Bank
5,000,000	0.260		06/07/13	5,000,000

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Yankee Certificates of Deposit – (continued)
Societe Generale
$7,000,000	0.200%		04/08/13	$ 7,000,000
Standard Chartered Bank
3,000,000	0.300		05/03/13	3,000,000
3,000,000	0.300		05/10/13	3,000,000
Sumitomo Mitsui Banking Corp.
5,000,000	0.260		04/12/13	5,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT				$ 28,000,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 260,254,152

Repurchase Agreements(c) – 24.5%

ABN Amro Securities (USA) LLC
$1,000,000	0.390	%(a)	04/03/13	$ 1,000,000
Maturity Value: $1,000,076
Settlement Date: 03/27/13
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $1,080,063.

BNP Paribas Securities Corp.
2,000,000	0.560		04/01/13	2,000,000
Maturity Value: $2,000,124
Collateralized by various asset-backed obligations, 0.519% to 8.321%, due 05/17/13 to 04/16/21 and various corporate security issuers, 0.884% to 11.321%, due 04/08/13 to 01/15/43. The aggregate market value of the collateral, including accrued interest was, $2,216,438.

Credit Agricole Corporate and Investment Bank
5,000,000	0.190	(a)(d)	04/08/13	5,000,000
Maturity Value: $5,003,246
Settlement Date: 03/01/13
Collateralized by Federal National Mortgage Association, 4. 000%, due 07/01/42 . The market value of the collateral, including accrued interest, was $5,150,000.

Deutsche Bank Securities, Inc.
3,000,000	0.510		04/01/13	3,000,000
Maturity Value: $3,000,170
Collateralized by various corporate security issuers, 1.500% to
7.250%, due 06/01/13 to 10/15/38. The aggregate market value of the collateral, including accrued interest, was $3,300,069.
400,000	0.250	(d)	04/03/13	400,000
Maturity Value: $400,336
Settlement Date: 12/03/12
Collateralized by Federal National Mortgage Association, 3.796% to 23.982%, due 11/01/37 to 11/25/42 and Government National Mortgage Association, 2.500% to 5.000%, due 09/20/27 to 02/20/43. The aggregate market value of the collateral, including accrued interest, was $434,964.
5,000,000	0.200	(e)	09/13/13	5,000,000
Maturity Value: $5,004,972
Settlement Date: 03/18/13
Collateralized by Federal National Mortgage Association, 2. 500%, due 10/25/41 and Government National Mortgage Association, 2.000%, due 10/20/42. The aggregate market value of the collateral, including accrued interest, was $5,265,306.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
ING Financial Markets LLC
$5,000,000	0.280%	04/01/13	$ 5,000,000
Maturity Value: $5,000,156
Collateralized by a corporate security issuer, 8.950%, due 05/01/14 and Tennessee Valley Authority, 3.625%, due 02/15/43. The aggregate market value of the collateral, including accrued interest, was $5,505,079.

Joint Repurchase Agreement Account III
48,600,000	0.198	04/01/13	48,600,000
Maturity Value: $48,601,072

Merrill Lynch, Pierce, Fenner & Smith, Inc.
10,000,000	0.280	04/01/13	10,000,000
Maturity Value: $10,000,311
Collateralized by various corporate security issuers, 0.250% to 6.000%, due 04/15/13 to 06/15/29. The aggregate market value of the collateral, including accrued interest, was $11,000,105.

RBS Securities, Inc.
5,000,000	0.460	04/01/13	5,000,000
Maturity Value: $5,000,256
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 4.500%, due 06/01/36 to 04/01/43. The aggregate market value of the collateral, including accrued interest, was $5,103,691.

TOTAL REPURCHASE AGREEMENTS			$ 85,000,000

TOTAL INVESTMENTS – 99.7%			$ 345,254,152

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			1,188,918

NET ASSETS – 100.0%			$ 346,443,070

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at March 31, 2013.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At March 31, 2013, these securities amounted to $41,400,000 or approximately 12.0% of net assets.

(c)	Unless noted, all repurchase agreements were entered into on March 31, 2013. Additional information on Joint Repurchase Agreement Account III appears on pages 52 and 53.

(d)	The instrument is subject to a demand feature.

(e)	Security has been determined to be illiquid by the Investment Adviser. At March 31, 2013, these securities amounted to $5,000,000 or approximately 1.4% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Investment Abbreviations:
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MF Hsg	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 98.5%
Capital Goods – 5.7%
114,419	Danaher Corp.	$ 7,111,141
125,532	Honeywell International, Inc.	9,458,836
35,523	Rockwell Automation, Inc.	3,067,411
69,061	The Boeing Co.	5,928,887

		25,566,275

Consumer Durables & Apparel – 5.0%
34,276	Lululemon Athletica, Inc.*	2,137,109
225,495	NIKE, Inc. Class B	13,306,460
62,469	PVH Corp.	6,672,314

		22,115,883

Consumer Services – 4.7%
21,041	Chipotle Mexican Grill, Inc.*	6,856,631
53,417	Las Vegas Sands Corp.	3,010,048
122,704	Marriott International, Inc. Class A	5,181,790
25,481	McDonald’s Corp.	2,540,201
49,090	Yum! Brands, Inc.	3,531,534

		21,120,204

Diversified Financials – 6.7%
149,933	American Express Co.	10,114,480
95,176	CME Group, Inc.	5,842,855
33,594	IntercontinentalExchange, Inc.*	5,478,174
94,448	Northern Trust Corp.	5,153,083
43,511	T. Rowe Price Group, Inc.	3,257,668

		29,846,260

Energy – 4.7%
95,976	Halliburton Co.	3,878,390
27,695	National Oilwell Varco, Inc.	1,959,421
199,520	Schlumberger Ltd.	14,942,053

		20,779,864

Food & Staples Retailing – 2.8%
116,352	Costco Wholesale Corp.	12,346,111

Food, Beverage & Tobacco – 4.8%
50,300	Diageo PLC ADR	6,329,752
121,270	PepsiCo, Inc.	9,593,670
56,228	Philip Morris International, Inc.	5,212,898

		21,136,320

Health Care Equipment & Services – 2.1%
208,560	Abbott Laboratories	7,366,339
20,272	C. R. Bard, Inc.	2,043,012

		9,409,351

Household & Personal Products – 2.0%
34,244	The Estee Lauder Companies, Inc. Class A	2,192,644
86,703	The Procter & Gamble Co.	6,681,333

		8,873,977

Materials – 2.8%
41,116	Ecolab, Inc.	3,296,681
83,210	Praxair, Inc.	9,281,243

		12,577,924

Shares	Description	Value
Common Stocks – (continued)
Media – 2.4%
43,039	Discovery Communications, Inc. Class A*	$ 3,388,891
117,256	Viacom, Inc. Class B	7,219,452

		10,608,343

Pharmaceuticals, Biotechnology & Life Sciences – 8.7%
131,120	Agilent Technologies, Inc.	5,503,106
40,838	Allergan, Inc.	4,558,746
44,775	Celgene Corp.*	5,189,870
163,136	Gilead Sciences, Inc.*	7,982,245
157,700	Sanofi ADR	8,055,316
32,719	Shire PLC ADR	2,989,208
76,131	Vertex Pharmaceuticals, Inc.*	4,185,682

		38,464,173

Real Estate – 5.3%
205,373	American Tower Corp. (REIT)	15,797,291
304,685	CBRE Group, Inc. Class A*	7,693,296

		23,490,587

Retailing – 5.6%
41,376	Amazon.com, Inc.*	11,026,290
128,971	Dollar General Corp.*	6,523,353
59,311	L Brands, Inc.	2,648,829
6,933	Priceline.com, Inc.*	4,769,419

		24,967,891

Semiconductors & Semiconductor Equipment – 1.8%
207,066	Xilinx, Inc.	7,903,709

Software & Services – 15.3%
593,861	Activision Blizzard, Inc.	8,652,555
36,531	Equinix, Inc.*	7,902,021
79,219	Facebook, Inc. Class A*	2,026,422
24,405	Google, Inc. Class A*	19,378,302
14,272	Mastercard, Inc. Class A	7,723,007
262,219	Oracle Corp.	8,480,162
137,945	Rackspace Hosting, Inc.*	6,963,464
38,829	Salesforce.com, Inc.*	6,943,790

		68,069,723

Technology Hardware & Equipment – 13.9%
77,315	Amphenol Corp. Class A	5,771,565
70,834	Apple, Inc.	31,353,253
140,253	NetApp, Inc.*	4,791,042
297,867	QUALCOMM, Inc.	19,942,196

		61,858,056

Telecommunication Services – 3.0%
193,325	Crown Castle International Corp.*	13,463,153

Transportation – 1.2%
52,905	FedEx Corp.	5,195,271

TOTAL INVESTMENTS – 98.5%		$ 437,793,075

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		6,538,704

NET ASSETS – 100.0%		$ 444,331,779

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

Investment Abbreviations:
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$317,939,301

Gross unrealized gain	124,207,150
Gross unrealized loss	(4,353,376)

Net unrealized security gain	$119,853,774

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 96.0%
Australia – 2.8%
785,588	Aurizon Holdings Ltd. (Transportation)	$ 3,304,623
206,741	Computershare Ltd. (Software & Services)	2,204,711

		5,509,334

Belgium – 3.6%
49,436	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	4,914,799
16,804	Solvay SA (Materials)	2,280,240

		7,195,039

Brazil – 0.5%
93,052	Transmissora Alianca de Energia Eletrica SA (Utilities)	1,036,086

Finland – 2.0%
98,584	Fortum Oyj (Utilities)	1,988,583
45,491	Nokian Renkaat Oyj (Automobiles & Components)	2,029,509

		4,018,092

France – 16.1%
33,737	Air Liquide SA (Materials)	4,103,423
13,380	Air Liquide SA-Prime De Fidelite (Materials)*	1,627,406
178,349	AXA SA (Insurance)	3,082,109
64,020	BNP Paribas SA (Banks)	3,291,753
65,545	Compagnie Generale de Geophysique-Veritas (Energy)*	1,478,304
21,893	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	3,761,433
69,065	Safran SA (Capital Goods)	3,082,452
45,146	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	4,604,230
77,088	Total SA (Energy)	3,692,045
71,928	Vinci SA (Capital Goods)	3,246,669

		31,969,824

Germany – 4.9%
38,450	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,973,652
24,213	Bayerische Motoren Werke AG (Automobiles & Components)	2,095,347
38,460	Beiersdorf AG (Household & Personal Products)	3,554,640

		9,623,639

Hong Kong – 2.8%
902,795	AIA Group Ltd. (Insurance)	3,969,344
552,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	1,584,026

		5,553,370

Shares	Description	Value
Common Stocks – (continued)
India – 0.7%
47,981	Hero Motocorp Ltd. (Automobiles & Components)	$ 1,363,678

Ireland – 2.6%
40,754	Kerry Group PLC Class A (Food, Beverage & Tobacco)	2,428,400
92,241	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	2,809,147

		5,237,547

Italy – 0.7%
309,787	Terna Rete Elettrica Nazionale SpA (Utilities)	1,285,793

Japan – 15.3%
25,900	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	1,397,742
101,400	Hitachi High-Technologies Corp. (Technology Hardware & Equipment)	2,120,593
368,000	Isuzu Motors Ltd. (Automobiles & Components)	2,230,261
196,000	Kubota Corp. (Capital Goods)	2,844,131
48,800	Makita Corp. (Capital Goods)	2,175,586
95,000	Mitsubishi Estate Co. Ltd. (Real Estate)	2,691,103
106,500	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	3,533,625
83,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	3,413,269
336,000	Tokyo Gas Co. Ltd. (Utilities)	1,816,263
86,200	Toyota Motor Corp. (Automobiles & Components)	4,444,970
62,400	Unicharm Corp. (Household & Personal Products)	3,562,932

		30,230,475

Netherlands – 3.1%
102,914	Unilever NV CVA (Food, Beverage & Tobacco)	4,216,752
53,550	Ziggo NV (Telecommunication Services)	1,884,180

		6,100,932

Russia – 2.6%
7,813	Magnit OJSC (Food & Staples Retailing)	1,512,045
30,566	OAO Lukoil ADR (Energy)	1,969,588
122,482	Sberbank of Russia ADR (Banks)	1,575,746

		5,057,379

Singapore – 1.8%
278,000	DBS Group Holdings Ltd. (Banks)	3,598,104

South Africa – 0.9%
491,720	Nampak Ltd. (Materials)	1,715,956

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – 0.7%
29,170	Kia Motors Corp. (Automobiles & Components)	$ 1,480,026

Spain – 1.4%
210,350	Telefonica SA (Telecommunication Services)	2,849,939

Sweden – 3.0%
104,860	Scania AB Class B (Capital Goods)	2,199,960
303,046	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	3,796,469

		5,996,429

Switzerland – 10.9%
138,771	Credit Suisse Group AG (Registered) (Diversified Financials)*	3,649,777
324,807	Informa PLC (Media)	2,604,826
79,660	Julius Baer Group Ltd. (Diversified Financials)*	3,104,552
84,795	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	6,043,506
13,237	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	3,085,851
8,853	Sulzer AG (Registered) (Capital Goods)	1,514,924
31,464	Wolseley PLC (Capital Goods)	1,569,147

		21,572,583

United Kingdom – 19.6%
347,487	Abcam PLC (Pharmaceuticals, Biotechnology & Life Sciences)	2,362,751
237,307	BG Group PLC (Energy)	4,083,591
554,931	BP PLC (Energy)	3,902,279
123,171	Burberry Group PLC (Consumer Durables & Apparel)	2,493,593
814,921	Direct Line Insurance Group PLC (Insurance)	2,523,516
591,808	HSBC Holdings PLC (Banks)	6,314,343
560,590	Melrose Industries PLC (Capital Goods)	2,270,399
106,823	Rio Tinto PLC (Materials)	5,031,416
55,895	Spirax-Sarco Engineering PLC (Capital Goods)	2,286,867
138,495	Telecity Group PLC (Software & Services)	1,905,354
1,955,120	Vodafone Group PLC (Telecommunication Services)	5,548,009

		38,722,118

TOTAL COMMON STOCKS		$190,116,343

Shares	Description	Value
Preferred Stock – 0.6%
Germany – 0.6%
11,130	Sartorius AG Preference Shares (Health Care Equipment & Services)	$ 1,192,103

Exchange Traded Fund – 1.1%
Japan – 1.1%
206,417	iShares MSCI Japan Index Fund	$ 2,229,304

TOTAL INVESTMENTS – 97.7%		$193,537,750

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		4,489,294

NET ASSETS – 100.0%		$198,027,044

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$179,241,110

Gross unrealized gain	19,626,296
Gross unrealized loss	(5,329,656)

Net unrealized security gain	$14,296,640

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 96.4%
Automobiles & Components – 1.3%
2,256	Cooper Tire & Rubber Co.	$ 57,889
5,736	Modine Manufacturing Co.*	52,198
2,480	Standard Motor Products, Inc.	68,746
17,769	Stoneridge, Inc.*	135,577
17,077	Superior Industries International, Inc.	318,998
17,744	Tenneco, Inc.*	697,517
5,012	The Goodyear Tire & Rubber Co.*	63,201
1,992	Visteon Corp.*	114,938

		1,509,064

Banks – 5.7%
4,876	1st Source Corp.	115,561
5,785	Associated Banc-Corp.	87,874
28,381	Astoria Financial Corp.	279,837
2,268	BancorpSouth, Inc.	36,968
1,230	Bank of Hawaii Corp.	62,496
6,528	BankUnited, Inc.	167,247
2,273	BOK Financial Corp.	141,608
1,758	Cardinal Financial Corp.	31,961
1,594	Cathay General Bancorp	32,071
1,297	City National Corp.	76,406
12,928	CVB Financial Corp.(a)	145,699
6,132	First Bancorp, Inc.	110,437
19,124	First Financial Bancorp	306,940
12,553	First Interstate Bancsystem, Inc.	236,122
5,228	First Niagara Financial Group, Inc.	46,320
25,714	FirstMerit Corp.	425,053
3,439	FNB Corp.	41,612
13,747	Great Southern Bancorp, Inc.	335,289
1,558	Iberiabank Corp.	77,931
18,697	International Bancshares Corp.	388,898
3,945	Investors Bancorp, Inc.	74,087
5,461	Northfield Bancorp, Inc.	62,037
13,373	Ocwen Financial Corp.*	507,104
3,260	Oritani Financial Corp.	50,497
5,952	PacWest Bancorp	173,263
11,025	Popular, Inc.*	304,400
37,349	PrivateBancorp, Inc.	706,270
11,699	Renasant Corp.	261,824
1,689	Republic Bancorp, Inc. Class A	38,239
2,548	Southwest Bancorp, Inc.*	32,003
2,511	State Bank Financial Corp.	41,105
17,535	Susquehanna Bancshares, Inc.	217,960
2,043	SVB Financial Group*	144,930
3,407	Texas Capital Bancshares, Inc.*	137,813
12,819	Umpqua Holdings Corp.	169,980
4,374	United Bankshares, Inc.	116,392
5,375	Wilshire Bancorp, Inc.*	36,443
7,914	Wintrust Financial Corp.	293,135
4,524	Zions Bancorporation	113,055

		6,626,867

Capital Goods – 9.4%
1,312	Acuity Brands, Inc.	90,987
1,857	Alamo Group, Inc.	71,030
3,990	Albany International Corp. Class A	115,311
3,352	American Science & Engineering, Inc.	204,439
5,860	American Woodmark Corp.*	199,416

Shares	Description	Value
Common Stocks – (continued)
Capital Goods – (continued)
1,184	Apogee Enterprises, Inc.	$ 34,277
2,034	Applied Industrial Technologies, Inc.	91,530
8,625	Astec Industries, Inc.	301,271
7,674	Beacon Roofing Supply, Inc.*	296,677
14,104	Brady Corp. Class A	472,907
1,610	Briggs & Stratton Corp.	39,928
1,399	Cascade Corp.	90,907
10,512	DigitalGlobe, Inc.*	303,902
6,847	Ducommun, Inc.*	135,502
2,460	Dycom Industries, Inc.*	48,437
8,338	Encore Wire Corp.	291,997
3,617	EnerSys, Inc.*	164,863
3,825	FreightCar America, Inc.	83,462
20,384	H&E Equipment Services, Inc.	415,834
14,523	Hexcel Corp.*	421,312
13,057	Hyster-Yale Materials Handling, Inc.	745,424
715	IDEX Corp.	38,195
14,037	Kadant, Inc.*	350,925
458	Lindsay Corp.	40,386
27,801	LSI Industries, Inc.	194,051
8,267	Lydall, Inc.*	126,899
9,579	Miller Industries, Inc.	153,743
15,423	Mueller Industries, Inc.	821,892
5,149	Orbital Sciences Corp.*	85,937
8,089	Sauer-Danfoss, Inc.	472,640
9,152	TAL International Group, Inc.	414,677
9,156	Taser International, Inc.*	72,790
15,438	Tecumseh Products Co. Class A*	134,619
4,028	Tennant Co.	195,600
13,174	The Toro Co.	606,531
14,333	Trex Co., Inc.*	704,897
15,484	Universal Forest Products, Inc.	616,418
4,303	WABCO Holdings, Inc.*	303,749
11,291	Watsco, Inc.	950,476

		10,903,838

Commercial & Professional Services – 4.7%
6,196	ABM Industries, Inc.	137,799
18,841	CDI Corp.	324,065
3,172	Consolidated Graphics, Inc.*	124,025
8,969	Healthcare Services Group, Inc.	229,875
8,302	Heidrick & Struggles International, Inc.	124,115
23,393	HNI Corp.	830,218
10,626	Insperity, Inc.	301,460
41,384	Kelly Services, Inc. Class A	773,053
30,916	Kforce, Inc.	506,095
24,926	Kimball International, Inc. Class B	225,829
6,207	Manpower, Inc.	352,061
8,076	Mine Safety Appliances Co.	400,731
44,033	Steelcase, Inc. Class A	648,606
12,564	United Stationers, Inc.	485,599

		5,463,531

Consumer Durables & Apparel – 3.2%
836	Arctic Cat, Inc.*	36,533
4,349	Beazer Homes USA, Inc.*(b)	68,888
7,770	Blyth, Inc.(b)	134,887
17,024	Brunswick Corp.	582,561
2,494	Columbia Sportswear Co.(b)	144,353

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
5,869	Crocs, Inc.*	$ 86,979
2,729	CSS Industries, Inc.	70,872
4,183	Ethan Allen Interiors, Inc.	137,705
4,905	Harman International Industries, Inc.	218,910
102,874	Hovnanian Enterprises, Inc. Class A*(b)	593,583
5,418	Leggett & Platt, Inc.	183,020
2,162	Libbey, Inc.*	41,792
843	Mohawk Industries, Inc.*	95,360
10,087	Movado Group, Inc.	338,116
7,553	NACCO Industries, Inc. Class A	403,028
10,241	Perry Ellis International, Inc.	186,284
5,746	PulteGroup, Inc.*	116,299
31,220	Smith & Wesson Holding Corp.*(b)	280,980

		3,720,150

Consumer Services – 3.2%
2,970	Ameristar Casinos, Inc.	77,903
9,497	Ascent Capital Group, Inc. Class A*	706,957
2,763	Bally Technologies, Inc.*	143,593
2,071	Biglari Holdings, Inc.*	772,876
1,267	Bob Evans Farms, Inc.	53,999
12,495	Domino’s Pizza, Inc.(a)	642,743
3,877	Interval Leisure Group, Inc.	84,286
2,671	Marriott Vacations Worldwide Corp.*	114,613
24,214	Orient-Express Hotels Ltd. Class A*	238,750
13,363	Papa John’s International, Inc.*	826,101
2,891	Texas Roadhouse, Inc.	58,369

		3,720,190

Diversified Financials – 5.5%
50,301	Apollo Investment Corp.	420,516
1,383	Arlington Asset Investment Corp. Class A	35,695
33,495	BlackRock Kelso Capital Corp.	334,950
8,292	Cash America International, Inc.	435,081
4,742	CBOE Holdings, Inc.	175,170
10,049	Cohen & Steers, Inc.(b)	362,468
5,352	DFC Global Corp.*	89,057
677	Diamond Hill Investment Group, Inc.	52,677
5,264	Duff & Phelps Corp. Class A	81,645
22,035	Federated Investors, Inc. Class B(b)	521,569
2,184	Financial Engines, Inc.	79,105
4,733	FXCM, Inc. Class A	64,748
7,909	GAMCO Investors, Inc. Class A	420,047
14,135	Gladstone Capital Corp.	130,042
16,159	Greenhill & Co., Inc.	862,567
2,430	Horizon Technology Finance Corp.	35,502
4,373	Interactive Brokers Group, Inc. Class A	65,201
4,080	Investment Technology Group, Inc.*	45,043
4,496	MarketAxess Holdings, Inc.	167,701
17,046	NGP Capital Resources Co.	121,197
22,897	PHH Corp.*	502,818

Shares	Description	Value
Common Stocks – (continued)
Diversified Financials – (continued)
4,105	Piper Jaffray Companies*	$ 140,802
5,555	Prospect Capital Corp.	60,605
5,589	Safeguard Scientifics, Inc.*	88,306
2,599	SEI Investments Co.	74,981
5,581	Stifel Financial Corp.*	193,493
34,107	TICC Capital Corp.	339,024
6,432	Walter Investment Management Corp.*	239,592
12,713	WisdomTree Investments, Inc.*	132,215
907	World Acceptance Corp.*(b)	77,884

		6,349,701

Energy – 4.6%
39,587	Alon USA Energy, Inc.	754,132
3,425	Contango Oil & Gas Co.	137,308
9,326	CVR Energy, Inc.	481,408
16,006	Delek US Holdings, Inc.	631,597
6,460	Exterran Holdings, Inc.*	174,420
2,985	Green Plains Renewable Energy, Inc.*	34,148
11,093	HollyFrontier Corp.	570,735
19,422	Parker Drilling Co.*	83,126
8,273	SemGroup Corp. Class A*	427,880
3,954	Ship Finance International Ltd.	69,749
9,864	Tesoro Corp.	577,537
34,655	W&T Offshore, Inc.(b)	492,101
26,005	Western Refining, Inc.	920,837

		5,354,978

Food & Staples Retailing – 0.6%
10,368	Susser Holdings Corp.*	529,909
11,024	The Pantry, Inc.*	137,469

		667,378

Food, Beverage & Tobacco – 1.7%
8,386	Alliance One International, Inc.*	32,622
2,198	Darling International, Inc.*	39,476
4,240	Dole Food Co., Inc.*	46,216
2,083	Fresh Del Monte Produce, Inc.	56,199
1,297	J&J Snack Foods Corp.	99,726
6,612	Lancaster Colony Corp.	509,124
989	National Beverage Corp.	13,896
41,821	Pilgrim’s Pride Corp.*	384,335
3,710	Post Holdings, Inc.*	159,270
7,476	Sanderson Farms, Inc.	408,339
85	Seaboard Corp.	237,999

		1,987,202

Health Care Equipment & Services – 3.9%
8,290	Align Technology, Inc.*(a)	277,798
7,711	Amedisys, Inc.*	85,746
10,455	AMN Healthcare Services, Inc.*	165,502
7,400	Assisted Living Concepts, Inc. Class A	87,986
4,113	Bio-Reference Labs, Inc.*(b)	106,856
5,805	BioScrip, Inc.*	73,781
1,069	Community Health Systems, Inc.	50,660
8,512	Cyberonics, Inc.*	398,447
5,051	Cynosure, Inc. Class A*	132,185
5,391	Five Star Quality Care, Inc.*	36,066
17,403	Hill-Rom Holdings, Inc.	612,934
565	IDEXX Laboratories, Inc.*	52,200
15,462	Invacare Corp.	201,779

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – (continued)
31,683	Kindred Healthcare, Inc.*	$ 333,622
2,932	Masimo Corp.	57,526
2,448	Molina Healthcare, Inc.*	75,570
30,689	PharMerica Corp.*	429,646
34,420	Select Medical Holdings Corp.	309,780
1,985	Sirona Dental Systems, Inc.*	146,354
22,345	Skilled Healthcare Group, Inc. Class A*	146,807
1,513	SurModics, Inc.*	41,229
8,175	Vascular Solutions, Inc.*	132,598
24,711	Volcano Corp.*	550,067

		4,505,139

Household & Personal Products – 0.5%
23,538	Central Garden and Pet Co. Class A*	193,482
7,863	USANA Health Sciences, Inc.*(b)	380,019

		573,501

Insurance – 1.2%
15,617	Amtrust Financial Services, Inc.(b)	541,129
13,867	First American Financial Corp.	354,579
4,129	Global Indemnity PLC*	95,793
4,624	Maiden Holdings Ltd.	48,968
2,896	Platinum Underwriters Holdings Ltd.	161,626
1,474	Reinsurance Group of America, Inc.	87,953
5,546	Stewart Information Services Corp.	141,257

		1,431,305

Materials – 6.9%
18,629	A. Schulman, Inc.	587,931
16,543	Axiall Corp.	1,028,313
10,299	Bemis Co., Inc.	415,668
6,940	Buckeye Technologies, Inc.	207,853
2,685	Chemtura Corp.*	58,023
34,028	Golden Star Resources Ltd.*(b)	54,445
5,503	Graphic Packaging Holding Co.*	41,217
22,940	Headwaters, Inc.*	250,046
8,538	Huntsman Corp.	158,721
3,972	Koppers Holdings, Inc.	174,689
28,097	Kraton Performance Polymers, Inc.*	657,470
45,908	Louisiana-Pacific Corp.*	991,613
14,155	Materion Corp.	403,418
9,789	Minerals Technologies, Inc.	406,341
1,032	Neenah Paper, Inc.	31,744
152	NewMarket Corp.	39,575
12,567	OM Group, Inc.*	295,073
5,686	OMNOVA Solutions, Inc.*	43,612
2,139	P.H. Glatfelter Co.	50,010
3,976	Packaging Corp. of America	178,403
4,401	PolyOne Corp.	107,428
26,844	Resolute Forest Products*(b)	434,336
5,832	Schnitzer Steel Industries, Inc. Class A	155,481
48,974	Senomyx, Inc.*	103,335
2,298	Sensient Technologies Corp.	89,829
12,931	Stepan Co.	815,946
1,408	Valspar Corp.	87,648

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
1,735	Worthington Industries, Inc.	$ 53,750

		7,921,918

Media – 0.9%
7,957	Arbitron, Inc.	372,945
8,061	Entercom Communications Corp. Class A*	59,974
7,679	Harte-Hanks, Inc.	59,819
25,431	Journal Communications, Inc. Class A*	170,896
6,827	LIN TV Corp. Class A*	75,029
8,552	Lions Gate Entertainment Corp.*	203,281
1,482	Meredith Corp.	56,701

		998,645

Pharmaceuticals, Biotechnology & Life Sciences – 11.3%
27,007	Acorda Therapeutics, Inc.*	865,034
8,814	Aegerion Pharmaceuticals, Inc.*	355,557
35,100	Affymetrix, Inc.*	165,672
9,972	Alkermes PLC*	236,436
4,749	Auxilium Pharmaceuticals, Inc.*	82,063
1,024	BioMarin Pharmaceutical, Inc.*	63,754
15,805	Cambrex Corp.*	202,146
1,476	Cepheid, Inc.*	56,634
17,637	Cubist Pharmaceuticals, Inc.*	825,764
28,358	Curis, Inc.*(b)	93,014
26,624	Emergent Biosolutions, Inc.*	372,204
7,060	Endo Health Solutions, Inc.*	217,166
23,666	Genomic Health, Inc.*	669,274
4,451	Infinity Pharmaceuticals, Inc.*	215,740
42,187	Isis Pharmaceuticals, Inc.*	714,648
628	Jazz Pharmaceuticals PLC*	35,111
2,526	Ligand Pharmaceuticals, Inc. Class B*	67,318
6,289	Luminex Corp.*	103,894
9,979	MannKind Corp.*	33,829
2,987	Mettler-Toledo International, Inc.*	636,888
37,989	Momenta Pharmaceuticals, Inc.*	506,773
15,843	Myriad Genetics, Inc.*	402,412
16,822	PAREXEL International Corp.*	664,637
113,490	PDL BioPharma, Inc.(b)	829,612
13,938	Pharmacyclics, Inc.*(a)	1,120,755
27,611	Questcor Pharmaceuticals, Inc.(b)	898,462
5,588	Sangamo Biosciences, Inc.*	53,421
30,693	Santarus, Inc.*	531,910
4,064	Sarepta Therapeutics, Inc.*(b)	150,165
25,949	Sciclone Pharmaceuticals, Inc.*	119,365
13,433	Seattle Genetics, Inc.*	477,006
18,574	Spectrum Pharmaceuticals, Inc.	138,562
4,025	Synageva BioPharma Corp.*	221,053
1,262	Techne Corp.	85,627
4,544	United Therapeutics Corp.*	276,593
36,541	Warner Chilcott PLC Class A	495,131

		12,983,630

Real Estate – 7.5%
4,059	Acadia Realty Trust (REIT)	112,718
22,228	AG Mortgage Investment Trust, Inc. (REIT)	566,147
7,234	Agree Realty Corp. (REIT)	217,743
6,719	Altisource Portfolio Solutions SA*	468,650

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
3,809	Altisource Residential Corp. Class B*	$ 76,180
2,927	Corporate Office Properties Trust (REIT)	78,092
2,502	Corrections Corp. of America (REIT)	97,753
9,030	Cousins Properties, Inc. (REIT)	96,531
7,604	CubeSmart (REIT)	120,143
3,849	DiamondRock Hospitality Co. (REIT)	35,834
13,140	Extra Space Storage, Inc. (REIT)	516,008
20,890	Franklin Street Properties Corp. (REIT)	305,412
16,513	Getty Realty Corp. (REIT)(b)	333,728
2,258	Healthcare Realty Trust, Inc. (REIT)	64,105
1,830	Jones Lang LaSalle, Inc.	181,920
5,497	LTC Properties, Inc. (REIT)	223,893
9,808	National Health Investors, Inc. (REIT)	641,934
14,573	NorthStar Realty Finance Corp. (REIT)	138,152
2,111	Parkway Properties, Inc. (REIT)	39,159
19,559	Potlatch Corp. (REIT)	896,976
12,640	Rayonier, Inc. (REIT)	754,229
860	Realogy Holdings Corp.*	42,002
1,410	Regency Centers Corp. (REIT)	74,603
8,348	Ryman Hospitality Properties (REIT)(b)	381,921
15,631	Starwood Property Trust, Inc. (REIT)	433,917
4,432	Taubman Centers, Inc. (REIT)	344,189
4,746	The Geo Group, Inc. (REIT)	178,545
9,638	The St. Joe Co.*	204,808
3,365	Urstadt Biddle Properties, Inc. Class A (REIT)	73,222
6,926	Washington Real Estate Investment Trust (REIT)	192,820
13,579	Zillow, Inc. Class A*(b)	742,364

		8,633,698

Retailing – 4.1%
1,867	ANN, Inc.*	54,180
3,959	Asbury Automotive Group, Inc.*	145,256
1,482	AutoNation, Inc.*	64,838
2,180	Big Lots, Inc.*	76,889
1,689	Blue Nile, Inc.*	58,186
1,923	Core-Mark Holding Co., Inc.	98,669
3,287	Destination Maternity Corp.	76,916
3,225	Fred’s, Inc. Class A	44,118
16,840	GameStop Corp. Class A(b)	471,015
12,275	Group 1 Automotive, Inc.	737,359
49,878	Groupon, Inc.*	305,253
3,812	Hibbett Sports, Inc.*	214,501
1,070	HSN, Inc.	58,700
909	Lithia Motors, Inc. Class A	43,159
12,893	Lumber Liquidators Holdings, Inc.*	905,347
25,344	OfficeMax, Inc.	294,244
5,630	Penske Automotive Group, Inc.	187,817
2,619	PetMed Express, Inc.	35,134
22,293	Select Comfort Corp.*	440,733
1,430	Sonic Automotive, Inc. Class A	31,689

Shares	Description	Value
Common Stocks – (continued)
Retailing – (continued)
3,682	Stage Stores, Inc.	$ 95,290
2,413	The Buckle, Inc.(b)	112,566
2,573	Vitamin Shoppe, Inc.*	125,691
16,653	Zale Corp.*	65,446

		4,742,996

Semiconductors & Semiconductor Equipment – 1.8%
2,971	Advanced Energy Industries, Inc.*	54,369
943	Cabot Microelectronics Corp.*	32,769
19,367	Cypress Semiconductor Corp.*(b)	213,618
7,015	DSP Group, Inc.*	56,611
23,634	First Solar, Inc.*	637,173
28,994	Micrel, Inc.	304,727
3,572	MKS Instruments, Inc.	97,158
19,607	Photronics, Inc.*	130,975
27,640	PLX Technology, Inc.*	126,038
9,655	RF Micro Devices, Inc.*	51,365
4,470	Spansion, Inc. Class A*	57,529
3,873	SunPower Corp.*	44,694
7,557	Veeco Instruments, Inc.*	289,660

		2,096,686

Software & Services – 6.7%
40,564	Accelrys, Inc.*	395,905
20,407	Acxiom Corp.*	416,303
2,690	AOL, Inc.*	103,538
30,862	Aspen Technology, Inc.*	996,534
2,221	Blucora, Inc.*	34,381
6,075	Cadence Design Systems, Inc.*	84,625
3,064	Cardtronics, Inc.*	84,137
39,913	Ciber, Inc.*	187,591
11,209	CSG Systems International, Inc.*	237,519
3,411	Dice Holdings, Inc.*	34,553
5,285	Digital River, Inc.*	74,730
5,590	Euronet Worldwide, Inc.*	147,241
1,034	Gartner, Inc.*	56,260
10,625	Global Cash Access Holdings, Inc.*	74,906
5,211	j2 Global, Inc.	204,323
25,317	Lender Processing Services, Inc.	644,571
41,451	Lionbridge Technologies, Inc.*	160,415
2,328	Liquidity Services, Inc.*(b)	69,398
14,371	LivePerson, Inc.*	195,158
1,919	LogMeIn, Inc.*	36,883
3,391	Manhattan Associates, Inc.*	251,917
1,877	ManTech International Corp. Class A	50,435
33,523	Marchex, Inc. Class B	141,132
1,706	MAXIMUS, Inc.	136,429
23,456	Mentor Graphics Corp.	423,381
1,803	MicroStrategy, Inc. Class A*	182,247
3,180	Monotype Imaging Holdings, Inc.	75,525
2,228	OpenTable, Inc.*	140,319
5,833	Pegasystems, Inc.	163,791
16,973	PROS Holdings, Inc.*	461,156
7,763	QAD, Inc. Class A	99,677
3,116	RealPage, Inc.*	64,532
8,410	Responsys, Inc.*	74,429
13,730	Saba Software, Inc.*	109,154
10,083	ServiceSource International, Inc.*	71,287
8,794	TeleTech Holdings, Inc.*	186,521

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
4,485	Travelzoo, Inc.*	$ 95,844
2,317	Ultimate Software Group, Inc.*	241,339
3,011	Verint Systems, Inc.*	110,052
9,283	VistaPrint NV*	358,881

		7,677,019

Technology Hardware & Equipment – 4.8%
10,513	3D Systems Corp.*(b)	338,939
1,292	Anixter International, Inc.	90,337
16,977	Arris Group, Inc.*	291,495
21,906	Aruba Networks, Inc.*	541,954
4,610	Avnet, Inc.*	166,882
7,167	AVX Corp.	85,287
13,456	Brocade Communications Systems, Inc.*	77,641
4,725	Calix, Inc.*	38,509
48,416	Ciena Corp.*	775,140
3,168	Daktronics, Inc.	33,264
32,273	Emulex Corp.*	210,743
41,270	Extreme Networks*	139,080
45,699	Finisar Corp.*	602,770
31,123	Imation Corp.*	118,890
19,606	Insight Enterprises, Inc.*	404,276
4,004	InterDigital, Inc.	191,511
16,318	Methode Electronics, Inc.	210,176
9,132	National Instruments Corp.	299,073
3,521	NETGEAR, Inc.*	117,989
3,468	Plantronics, Inc.	153,251
1,353	Plexus Corp.*	32,891
9,610	Polycom, Inc.*	106,479
23,506	Symmetricom, Inc.*	106,717
3,393	SYNNEX Corp.*	125,541
1,390	Tech Data Corp.*	63,398
21,728	Tellabs, Inc.	45,412
5,960	Ubiquiti Networks, Inc.	81,771
1,217	Zebra Technologies Corp. Class A*	57,357

		5,506,773

Telecommunication Services – 0.6%
15,011	Cbeyond, Inc.*	111,532
1,551	Cogent Communications Group, Inc.	40,947
8,305	magicJack VocalTec Ltd.*(b)	116,270
9,749	tw telecom, inc.*	245,577
11,582	USA Mobility, Inc.	153,693

		668,019

Transportation – 4.0%
15,051	Alaska Air Group, Inc.*	962,662
3,458	Allegiant Travel Co.	307,001
9,765	Celadon Group, Inc.	203,698
414	Genesee & Wyoming, Inc. Class A*	38,547
4,571	Heartland Express, Inc.	60,977
27,264	JetBlue Airways Corp.*	188,122
30,564	Pacer International, Inc.*	153,737
27,140	Republic Airways Holdings, Inc.*	313,196
7,676	Saia, Inc.*	277,641
24,874	SkyWest, Inc.	399,228
8,512	Spirit Airlines, Inc.*	215,864
16,809	Swift Transportation Co.*	238,352
58,384	U.S. Airways Group, Inc.*(b)	990,776

Shares	Description	Value
Common Stocks – (continued)
Transportation – (continued)
6,053	Universal Truckload Services, Inc.*	$ 141,216
3,584	Werner Enterprises, Inc.	86,518

		4,577,535

Utilities – 2.3%
2,462	Black Hills Corp.	108,427
887	CH Energy Group, Inc.	58,001
31,357	Dynegy, Inc.*	752,254
3,495	El Paso Electric Co.	117,607
14,319	Genie Energy Ltd. Class B	132,594
4,972	Northwest Natural Gas Co.	217,873
3,178	NorthWestern Corp.	126,675
3,808	Pinnacle West Capital Corp.	220,445
1,286	Portland General Electric Co.	39,004
11,554	Southwest Gas Corp.	548,353
1,914	The Empire District Electric Co.	42,874
940	The Laclede Group, Inc.	40,138
5,280	UGI Corp.	202,699
1,516	UIL Holdings Corp.	60,018

		2,666,962

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$111,286,725

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 8.6%
Goldman Sachs Financial Square Money Market Fund – FST Shares
9,935,189	0.105%	$ 9,935,189

TOTAL INVESTMENTS – 105.0%		$121,221,914

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.0)%		(5,788,267)

NET ASSETS – 100.0%		$115,433,647

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.

(d)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	16	June 2013	$1,518,240	$12,735

TAX INFORMATION — At March 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$101,822,400

Gross unrealized gain	22,936,613
Gross unrealized loss	(3,537,099)

Net unrealized security gain	$19,399,514

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 97.8%
Automobiles & Components – 0.6%
77,992	General Motors Co.*	$ 2,169,737

Banks – 1.8%
8,176	M&T Bank Corp.	843,436
19,185	PNC Financial Services Group, Inc.	1,275,803
27,966	SunTrust Banks, Inc.	805,700
6,232	U.S. Bancorp	211,452
105,128	Wells Fargo & Co.	3,888,685

		7,025,076

Capital Goods – 7.0%
15,314	AGCO Corp.	798,166
4,005	Armstrong World Industries, Inc.*	223,839
334,636	General Electric Co.	7,736,784
47,443	Honeywell International, Inc.	3,574,830
73,744	Illinois Tool Works, Inc.	4,493,959
2,918	Lockheed Martin Corp.	281,645
8,268	Masco Corp.	167,427
10,384	MSC Industrial Direct Co., Inc. Class A	890,740
15,941	Raytheon Co.	937,171
2,469	Regal-Beloit Corp.	201,372
43,513	The Boeing Co.	3,735,591
53,738	The Toro Co.	2,474,098
30,376	WABCO Holdings, Inc.*	2,144,242

		27,659,864

Commercial & Professional Services – 0.8%
7,544	Avery Dennison Corp.	324,920
23,011	Manpower, Inc.	1,305,184
49,042	Tyco International Ltd.	1,569,344

		3,199,448

Consumer Durables & Apparel – 1.1%
47,492	Hasbro, Inc.(a)	2,086,799
12,170	Mohawk Industries, Inc.*	1,376,671
575	NVR, Inc.*	621,063
1,203	Whirlpool Corp.	142,507

		4,227,040

Consumer Services – 2.9%
17,958	Bally Technologies, Inc.*	933,277
40,216	Carnival Corp.	1,379,409
103,400	Marriott International, Inc. Class A	4,366,582
13,855	Service Corp. International	231,794
23,072	Starbucks Corp.	1,314,181
32,895	Wyndham Worldwide Corp.	2,121,070
12,674	Yum! Brands, Inc.	911,767

		11,258,080

Diversified Financials – 7.9%
31,362	Ameriprise Financial, Inc.	2,309,811
15,596	BlackRock, Inc.	4,006,300
24,679	Capital One Financial Corp.	1,356,111
15,086	CBOE Holdings, Inc.	557,277
90,577	Citigroup, Inc.	4,007,126
15,051	Federated Investors, Inc. Class B(a)	356,257

Shares	Description	Value
Common Stocks – (continued)
Diversified Financials – (continued)
9,715	Interactive Brokers Group, Inc. Class A	$ 144,851
32,912	Janus Capital Group, Inc.	309,373
117,919	JPMorgan Chase & Co.	5,596,436
15,533	Leucadia National Corp.	426,070
17,413	Moody’s Corp.	928,461
102,668	Morgan Stanley	2,256,643
74,841	SEI Investments Co.	2,159,163
48,113	State Street Corp.	2,842,997
187,637	TD Ameritrade Holding Corp.	3,869,075

		31,125,951

Energy – 13.1%
20,057	Chevron Corp.	2,383,173
86,156	ConocoPhillips	5,177,976
169,773	Exxon Mobil Corp.	15,298,245
37,289	Hess Corp.	2,670,265
75,692	HollyFrontier Corp.	3,894,353
53,238	Marathon Petroleum Corp.	4,770,125
35,553	Murphy Oil Corp.	2,265,793
58,932	Occidental Petroleum Corp.	4,618,501
20,441	Phillips 66	1,430,257
72,111	Tesoro Corp.	4,222,099
103,256	Valero Energy Corp.	4,697,115

		51,427,902

Food & Staples Retailing – 1.0%
52,451	CVS Caremark Corp.	2,884,281
26,243	The Kroger Co.	869,693

		3,753,974

Food, Beverage & Tobacco – 4.3%
27,420	Archer-Daniels-Midland Co.	924,877
22,402	Bunge Ltd.	1,653,940
3,698	Ingredion, Inc.	267,439
21,127	Kellogg Co.	1,361,213
11,362	Mead Johnson Nutrition Co.	879,987
50,228	Mondelez International, Inc. Class A	1,537,479
6,187	PepsiCo, Inc.	489,453
37,569	Philip Morris International, Inc.	3,483,022
35,387	The Coca-Cola Co.	1,431,050
36,766	The Hershey Co.	3,218,128
62,423	Tyson Foods, Inc. Class A	1,549,339

		16,795,927

Health Care Equipment & Services – 1.6%
17,682	Abbott Laboratories	624,528
20,826	Baxter International, Inc.	1,512,801
5,614	Becton, Dickinson and Co.	536,755
190,924	Boston Scientific Corp.*	1,491,116
41,788	Medtronic, Inc.	1,962,364
3,258	St. Jude Medical, Inc.	131,754

		6,259,318

Household & Personal Products – 2.7%
6,076	Colgate-Palmolive Co.	717,150
8,390	Herbalife Ltd.(a)	314,205
44,319	Kimberly-Clark Corp.	4,342,376
24,353	Nu Skin Enterprises, Inc. Class A	1,076,403
2,892	The Clorox Co.	256,029

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household & Personal Products – (continued)
9,220	The Estee Lauder Companies, Inc. Class A	$ 590,357
42,719	The Procter & Gamble Co.	3,291,926

		10,588,446

Insurance – 3.1%
53,980	Aflac, Inc.	2,808,039
37,803	Berkshire Hathaway, Inc. Class B*	3,939,073
18,032	MetLife, Inc.	685,577
78,347	Prudential Financial, Inc.	4,621,689

		12,054,378

Materials – 4.0%
167,325	Alcoa, Inc.	1,425,609
17,321	Bemis Co., Inc.	699,075
65,835	Commercial Metals Co.	1,043,485
11,861	Domtar Corp.	920,651
11,496	Freeport-McMoRan Copper & Gold, Inc.	380,518
22,488	Huntsman Corp.	418,052
28,134	Kronos Worldwide, Inc.(a)	440,297
71,268	LyondellBasell Industries NV Class A	4,510,552
489	NewMarket Corp.	127,316
4,324	Newmont Mining Corp.	181,132
9,117	Packaging Corp. of America	409,080
14,842	PPG Industries, Inc.	1,987,937
8,322	The Sherwin-Williams Co.	1,405,503
6,017	United States Steel Corp.(a)	117,331
18,735	Valspar Corp.	1,166,254
4,663	W.R. Grace & Co.*	361,429

		15,594,221

Media – 2.9%
24,500	Cinemark Holdings, Inc.	721,280
8,740	Comcast Corp. Class A	346,279
8,282	Liberty Global, Inc. Series C*	568,393
187,127	News Corp. Class A	5,711,116
68,517	Viacom, Inc. Class B	4,218,592

		11,565,660

Pharmaceuticals, Biotechnology & Life Sciences – 14.2%
93,610	AbbVie, Inc.	3,817,416
9,110	Alexion Pharmaceuticals, Inc.*	839,395
6,112	Allergan, Inc.	682,283
63,020	Amgen, Inc.	6,460,180
28,731	Biogen Idec, Inc.*	5,542,497
4,090	BioMarin Pharmaceutical, Inc.*	254,643
26,865	Bristol-Myers Squibb Co.	1,106,569
46,703	Celgene Corp.*	5,413,345
47,100	Eli Lilly & Co.	2,674,809
43,817	Gilead Sciences, Inc.*	2,143,966
99,212	Johnson & Johnson	8,088,754
20,390	Life Technologies Corp.*	1,317,806
158,572	Merck & Co., Inc.	7,013,640
340,719	Pfizer, Inc.	9,833,150
51,807	Warner Chilcott PLC Class A	701,985

		55,890,438

Real Estate – 3.6%
63,149	American Tower Corp. (REIT)	4,857,421

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
25,476	Corrections Corp. of America (REIT)	$ 995,347
11,902	Equity Residential (REIT)	655,324
2,633	Jones Lang LaSalle, Inc.	261,746
16,165	Prologis, Inc. (REIT)	646,277
46,101	Rayonier, Inc. (REIT)	2,750,847
23,776	Simon Property Group, Inc. (REIT)	3,769,923
1,519	Taubman Centers, Inc. (REIT)	117,966

		14,054,851

Retailing – 5.8%
8,851	Amazon.com, Inc.*	2,358,703
30,347	American Eagle Outfitters, Inc.	567,489
5,014	AutoNation, Inc.*	219,362
2,648	AutoZone, Inc.*	1,050,647
26,618	Expedia, Inc.	1,597,346
96,837	GameStop Corp. Class A(a)	2,708,531
4,794	L Brands, Inc.	214,100
181,916	Liberty Interactive Corp. Class A*	3,889,364
26,619	Lowe’s Companies, Inc.	1,009,392
40,694	O’Reilly Automotive, Inc.*	4,173,170
7,071	Priceline.com, Inc.*	4,864,353
7,467	Urban Outfitters, Inc.*	289,272

		22,941,729

Semiconductors & Semiconductor Equipment – 0.5%
10,629	Broadcom Corp. Class A	368,507
35,549	Cypress Semiconductor Corp.*(a)	392,106
7,761	Lam Research Corp.*	321,771
30,440	Maxim Integrated Products, Inc.	993,866

		2,076,250

Software & Services – 9.0%
14,856	Accenture PLC Class A	1,128,610
38,797	AOL, Inc.*	1,493,297
16,772	CoreLogic, Inc.*	433,724
97,437	eBay, Inc.*	5,283,034
7,098	Google, Inc. Class A*	5,636,025
37,235	International Business Machines Corp.	7,942,226
33,827	Lender Processing Services, Inc.	861,235
10,550	Mastercard, Inc. Class A	5,708,922
127,173	Microsoft Corp.	3,638,420
58,789	Oracle Corp.	1,901,236
2,910	Teradata Corp.*	170,264
11,190	VeriSign, Inc.*	529,063
22,027	Yahoo!, Inc.*	518,295

		35,244,351

Technology Hardware & Equipment – 5.8%
28,641	Apple, Inc.	12,677,366
12,955	Avnet, Inc.*	468,971
93,399	Brocade Communications Systems, Inc.*	538,912
248,991	Corning, Inc.	3,319,050
4,269	EchoStar Corp. Class A*	166,363
3,953	Harris Corp.	183,182
13,175	Molex, Inc.	385,764
66,291	QUALCOMM, Inc.	4,438,182

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
56,880	Xerox Corp.	$ 489,168

		22,666,958

Telecommunication Services – 1.4%
145,583	AT&T, Inc.(b)	5,341,440
5,753	tw telecom, inc.*	144,918

		5,486,358

Transportation – 0.8%
6,721	CSX Corp.	165,538
57,623	Hertz Global Holdings, Inc.*	1,282,688
12,366	Union Pacific Corp.	1,761,042

		3,209,268

Utilities – 1.9%
11,199	American Water Works Co., Inc.	464,087
22,033	Consolidated Edison, Inc.	1,344,674
14,799	Entergy Corp.	935,889
8,065	NV Energy, Inc.	161,542
35,916	Pinnacle West Capital Corp.	2,079,177
125,105	The AES Corp.	1,572,570
23,581	The Southern Co.	1,106,420

		7,664,359

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$383,939,584

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 1.5%
Goldman Sachs Financial Square Money Market Fund – FST Shares
6,047,856	0.105%	$ 6,047,856

TOTAL INVESTMENTS – 99.3%		$389,987,440

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		2,684,548

NET ASSETS – 100.0%		$392,671,988

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.

(d)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-mini Index	115	June 2013	$8,985,525	$74,549

TAX INFORMATION — At March 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$339,740,447

Gross unrealized gain	52,550,061
Gross unrealized loss	(2,303,068)

Net unrealized security gain	$50,246,993

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy (except VIT Money Market Fund) is to value investments at fair value.

It is the Money Market Fund’s policy to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances established by the Trustees, Goldman Sachs Asset Management, L.P. (“GSAM”) evaluates the difference between the Fund’s net asset value (“NAV”) based upon the amortized cost of the Fund’s securities and the NAV based upon available market quotations (or permitted substitutes).

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s or Goldman Sachs Asset Management International (“GSAMI”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM or GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM or GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These Investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2013. For the Money Market Fund, all investments are classified as Level 2. Please refer to the Schedule of Investments for further detail.

CORE FIXED INCOME
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$38,434,370	$—
Mortgage-Backed Obligations	—	48,227,544	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	15,118,282	9,173,781	—
Asset-Backed Securities	—	2,166,360	—
Foreign Debt Obligations	1,588,934	3,709,088	—
Municipal Debt Obligations	—	1,476,819	—
Government Guarantee Obligations	—	4,302,209	—
Total	$16,707,216	$107,490,171	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(3,250,313)	$—

Derivative Type
Assets(a)
Futures Contracts	$93,691	$—	$—
Forward Currency Exchange Contracts	—	76,489	—
Liabilities(a)
Futures Contracts	$(174,886)	$—	$—
Forward Currency Exchange Contracts	—	(231,665)	—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

EQUITY INDEX
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$177,669,483	$—	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	139,991	—	—
Total	$177,809,474	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$24,910	$—	$—

GLOBAL MARKETS NAVIGATOR
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Agency Debentures	$—	$9,443,961	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	7,270,905	—	—
Exchange Traded Fund	8,666,564	—	—
Investment Company	4,019,735	—	—
Total	$19,957,204	$9,443,961	$—

Derivative Type
Assets(a)
Futures Contracts	$707,957	$—	$—
Liabilities(a)
Futures Contracts	$(59,646)	$—	$—

JOINT REPURCHASE AGREEMENT ACCOUNT III — At March 31, 2013, the Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of April 1, 2013, as follows:

Principal Amount	Maturity Value	Collateral Value
$48,600,000	$48,601,072	$50,035,016

REPURCHASE AGREEMENTS — At March 31, 2013, the Principal Amounts of the Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
Crédit Agricole Corporate and Investment Bank	0.180%	$31,164,645
Wells Fargo Securities LLC	0.230	17,435,355
TOTAL		$48,600,000

At March 31, 2013, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.500 to 5.000%	02/01/23 to 03/01/43
Federal National Mortgage Association	2.000 to 5.500	12/01/21 to 04/01/43
Government National Mortgage Association	2.500 to 6.500	12/15/26 to 03/20/43
U.S. Treasury Inflation Indexed Note	2.000	01/15/14

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOVERNMENT INCOME
Investment Type	Level 1	Level 2		Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$22,664,429		$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	18,877,842	14,059,044		—
Asset-Backed Securities	—	839,067		—
Government Guarantee Obligations	—	2,132,211		—
Total	$18,877,842	$39,694,751		$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(2,191,250)		$—

Derivative Type
Assets(a)
Futures Contracts	$81,569	$—		$—
Liabilities(a)
Futures Contracts	$(75,874)	$—		$—

GROWTH OPPORTUNITIES
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$182,476,393	$—		$—

LARGE CAP VALUE
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$1,158,550,655	$—		$—

MID CAP VALUE
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$894,849,395	$—		$—

STRATEGIC GROWTH
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$437,793,075	$—		$—

STRATEGIC INTERNATIONAL EQUITY
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$—	$1,036,086		$—
Other	2,229,304	190,272,360	(b)	—
Total	$2,229,304	$191,308,446		$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRUCTURED SMALL CAP EQUITY
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$111,286,725	$—	$—
Securities Lending Reinvestment Vehicle	9,935,189	—	—
Total	$121,221,914	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$12,735	$—	$—

STRUCTURED U.S. EQUITY
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$383,939,584	$—	$—
Securities Lending Reinvestment Vehicle	6,047,856	—	—
Total	$389,987,440	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$74,549	$—	$—
(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	To adjust for the time difference between local market close and the calculation of net asset value, the Fund utilizes fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

For further information regarding security characteristics see the Schedule of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund, deemed an affiliate of the Trust, is registered under the Act of as an open end investment company, is subject to Rule 2a-7 under the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Interest Rate Risk — In a declining interest rate environment, low yields on the Money Market Fund’s holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive certain fees (such as distribution and service, transfer agency and management fees) which can fluctuate daily.

Liquidity Risk— The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2013

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date May 30, 2013

*	Print the name and title of each signing officer under his or her signature.